UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Puritan® K6 Fund Fidelity® Puritan® K6 Fund : FPKFX

This annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 34	0.32%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, favorable corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, higher U.S. Treasury yields and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities, along with an overweight - 68% of assets, on average - contributed to the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year.
•Within investment-grade bonds - about 29% of assets - an underweight helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds also contributed to the fund's relative result.
•Within equities, selection in the information technology sector helped most, followed by picks in communication services and financials, along with positioning in energy. Conversely, investment choices in the industrials and consumer discretionary sectors detracted from the fund's relative result, as did positioning among health care companies.
•The fund's non-Composite position in Space Exploration Technologies (+243%) was the top individual relative contributor by a wide margin. A non-Composite stake in Taiwan Semiconductor Manufacturing (+80%) and a timely overweight in biotechnology company Moderna (+466%), which was established this period, also boosted the fund's relative outcome.
•In contrast, underweight exposure to chipmaker Advanced Micro Devices (+189%) and Apple (+37%) were the primary individual relative detractors.
•Noteworthy changes in positioning included increased allocations to the technology hardware & equipment group with information technology, along with the energy and health care sectors. Reductions among communication services and consumer discretionary companies also stood out.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 14, 2019 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Puritan® K6 Fund	14.85%	8.52%	12.03%
Fidelity Puritan Composite Index℠	12.82%	7.59%	10.28%
S&P 500® Index	20.38%	12.79%	16.28%
A   From June 14, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,299,425,174
Number of Holdings	221
Total Advisory Fee	$7,187,460
Portfolio Turnover	70%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.6
AAA - 1.0
AA - 0.0
A - 2.2
BBB - 4.1
BB - 1.3
B - 1.7
CCC,CC,C - 0.4
Not Rated - 2.8
Equities - 69.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.1
Financials	10.9
Health Care	8.7
Industrials	8.3
Consumer Discretionary	6.3
Communication Services	5.8
Energy	4.5
Materials	3.6
Real Estate	1.6
Consumer Staples	1.4
Utilities	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 68.9
Bonds - 30.8
Preferred Stocks - 0.7
Alternative Funds - 0.2
Preferred Securities - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.0
NVIDIA Corp	6.1
Apple Inc	4.2
Microsoft Corp	4.1
Amazon.com Inc	3.8
Alphabet Inc Class C	3.3
US Treasury Bonds	3.1
Fannie Mae Mortgage pass-thru certificates	1.4
ExxonMobil Holdings Corp	1.3
Eli Lilly & Co	1.3
38.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913663.102    3455-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Puritan® Fund Fidelity® Puritan® Fund : FPURX

This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 48	0.44%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, favorable corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, higher U.S. Treasury yields and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities, along with an overweight - 68% of assets, on average - contributed to the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year.
•Within investment-grade bonds - about 29% of assets - an underweight helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds also contributed to the fund's relative result.
•Within equities, selection in the information technology sector helped most, followed by picks in communication services and financials, along with positioning in energy. Conversely, investment choices in the industrials and consumer discretionary sectors detracted from the fund's relative result, as did positioning among health care companies.
•The fund's non-Composite position in Space Exploration Technologies (+243%) was the top individual relative contributor by a wide margin. A non-Composite stake in Taiwan Semiconductor Manufacturing (+80%) and a timely overweight in biotechnology company Moderna (+466%), which was established this period, also boosted the fund's relative outcome.
•In contrast, underweight exposure to chipmaker Advanced Micro Devices (+189%) and Apple (+37%) were the primary individual relative detractors.
•Noteworthy changes in positioning included increased allocations to the technology hardware & equipment group with information technology, along with the energy and health care sectors. Reductions among communication services and consumer discretionary companies also stood out.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Puritan® Fund	15.90%	8.77%	11.27%
Fidelity Puritan Composite Index℠	12.82%	7.59%	9.84%
S&P 500® Index	20.38%	12.79%	15.37%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$33,394,300,095
Number of Holdings	249
Total Advisory Fee	$141,767,001
Portfolio Turnover	66%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.4
AAA - 1.1
AA - 0.0
A - 2.1
BBB - 4.1
BB - 1.3
B - 1.8
CCC,CC,C - 0.4
Not Rated - 2.6
Equities - 69.9
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.1
Financials	10.7
Health Care	8.9
Industrials	7.8
Communication Services	7.3
Consumer Discretionary	6.1
Energy	4.6
Materials	3.4
Real Estate	1.6
Consumer Staples	1.3
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 69.0
Bonds - 30.5
Preferred Stocks - 0.9
Alternative Funds - 0.2
Preferred Securities - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.0
NVIDIA Corp	5.9
Apple Inc	4.1
Microsoft Corp	4.1
Amazon.com Inc	3.7
Alphabet Inc Class C	3.2
US Treasury Bonds	3.0
Space Exploration Technologies Corp	1.7
Fannie Mae Mortgage pass-thru certificates	1.4
ExxonMobil Holdings Corp	1.2
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913583.102    4-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Puritan® Fund Fidelity® Puritan® Fund Class K : FPUKX

This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.39%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, favorable corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, higher U.S. Treasury yields and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities, along with an overweight - 68% of assets, on average - contributed to the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year.
•Within investment-grade bonds - about 29% of assets - an underweight helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds also contributed to the fund's relative result.
•Within equities, selection in the information technology sector helped most, followed by picks in communication services and financials, along with positioning in energy. Conversely, investment choices in the industrials and consumer discretionary sectors detracted from the fund's relative result, as did positioning among health care companies.
•The fund's non-Composite position in Space Exploration Technologies (+243%) was the top individual relative contributor by a wide margin. A non-Composite stake in Taiwan Semiconductor Manufacturing (+80%) and a timely overweight in biotechnology company Moderna (+466%), which was established this period, also boosted the fund's relative outcome.
•In contrast, underweight exposure to chipmaker Advanced Micro Devices (+189%) and Apple (+37%) were the primary individual relative detractors.
•Noteworthy changes in positioning included increased allocations to the technology hardware & equipment group with information technology, along with the energy and health care sectors. Reductions among communication services and consumer discretionary companies also stood out.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	16.02%	8.85%	11.36%
Fidelity Puritan Composite Index℠	12.82%	7.59%	9.84%
S&P 500® Index	20.38%	12.79%	15.37%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$33,394,300,095
Number of Holdings	249
Total Advisory Fee	$141,767,001
Portfolio Turnover	66%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.4
AAA - 1.1
AA - 0.0
A - 2.1
BBB - 4.1
BB - 1.3
B - 1.8
CCC,CC,C - 0.4
Not Rated - 2.6
Equities - 69.9
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.1
Financials	10.7
Health Care	8.9
Industrials	7.8
Communication Services	7.3
Consumer Discretionary	6.1
Energy	4.6
Materials	3.4
Real Estate	1.6
Consumer Staples	1.3
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 69.0
Bonds - 30.5
Preferred Stocks - 0.9
Alternative Funds - 0.2
Preferred Securities - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.0
NVIDIA Corp	5.9
Apple Inc	4.1
Microsoft Corp	4.1
Amazon.com Inc	3.7
Alphabet Inc Class C	3.2
US Treasury Bonds	3.0
Space Exploration Technologies Corp	1.7
Fannie Mae Mortgage pass-thru certificates	1.4
ExxonMobil Holdings Corp	1.2
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913582.102    2100-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Balanced K6 Fund Fidelity® Balanced K6 Fund : FBKFX

This annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 35	0.32%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the portfolio's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+348%), which we sold this period. In the same industry, an overweight in Micron Technology (+699%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+1%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bonds holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 14, 2019 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Balanced K6 Fund	18.55%	9.23%	13.00%
Fidelity Balanced Hybrid Composite Index℠	12.82%	7.59%	10.28%
S&P 500® Index	20.38%	12.79%	16.28%
A   From June 14, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,457,112,340
Number of Holdings	369
Total Advisory Fee	$7,292,576
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 1.6
AA - 0.0
A - 2.2
BBB - 5.5
BB - 0.8
B - 0.3
CCC,CC,C - 0.0
Not Rated - 2.9
Equities - 65.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.6
Financials	11.1
Communication Services	7.3
Health Care	6.6
Consumer Discretionary	6.1
Industrials	5.8
Energy	3.1
Consumer Staples	2.9
Real Estate	2.0
Utilities	1.6
Materials	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.4
Bonds - 35.5
Preferred Stocks - 0.6
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.7
NVIDIA Corp	5.8
Apple Inc	4.5
Alphabet Inc Class A	4.4
US Treasury Bonds	3.9
Microsoft Corp	3.2
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.6
Broadcom Inc	1.5
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913664.102    3460-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Balanced Fund Fidelity® Balanced Fund : FBALX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 48	0.44%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Balanced Fund	17.89%	8.87%	11.64%
Fidelity Balanced Hybrid Composite Index℠	12.82%	7.59%	9.84%
S&P 500® Index	20.38%	12.79%	15.37%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.6
AA - 0.0
A - 2.2
BBB - 5.5
BB - 0.8
B - 0.3
CCC,CC,C - 0.0
Not Rated - 2.9
Equities - 64.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	11.0
Communication Services	7.5
Health Care	6.6
Consumer Discretionary	6.1
Industrials	5.8
Energy	3.1
Consumer Staples	2.9
Real Estate	2.0
Utilities	1.6
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.0
Bonds - 35.4
Preferred Stocks - 0.7
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
NVIDIA Corp	5.7
Apple Inc	4.4
Alphabet Inc Class A	4.4
US Treasury Bonds	3.9
Microsoft Corp	3.2
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.6
Broadcom Inc	1.4
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913616.102    304-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Balanced Fund Fidelity® Balanced Fund Class K : FBAKX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.38%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	17.92%	8.95%	11.73%
Fidelity Balanced Hybrid Composite Index℠	12.82%	7.59%	9.84%
S&P 500® Index	20.38%	12.79%	15.37%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.6
AA - 0.0
A - 2.2
BBB - 5.5
BB - 0.8
B - 0.3
CCC,CC,C - 0.0
Not Rated - 2.9
Equities - 64.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	11.0
Communication Services	7.5
Health Care	6.6
Consumer Discretionary	6.1
Industrials	5.8
Energy	3.1
Consumer Staples	2.9
Real Estate	2.0
Utilities	1.6
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.0
Bonds - 35.4
Preferred Stocks - 0.7
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
NVIDIA Corp	5.7
Apple Inc	4.4
Alphabet Inc Class A	4.4
US Treasury Bonds	3.9
Microsoft Corp	3.2
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.6
Broadcom Inc	1.4
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913615.102    2077-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class A : FBAOX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.74%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	10.76%	10.14%
Class A (without 5.75% sales charge)	17.52%	13.69%
Fidelity Balanced Hybrid Composite Index℠	12.82%	11.28%
S&P 500® Index	20.38%	17.01%
A   From October 18, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.6
AA - 0.0
A - 2.2
BBB - 5.5
BB - 0.8
B - 0.3
CCC,CC,C - 0.0
Not Rated - 2.9
Equities - 64.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	11.0
Communication Services	7.5
Health Care	6.6
Consumer Discretionary	6.1
Industrials	5.8
Energy	3.1
Consumer Staples	2.9
Real Estate	2.0
Utilities	1.6
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.0
Bonds - 35.4
Preferred Stocks - 0.7
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
NVIDIA Corp	5.7
Apple Inc	4.4
Alphabet Inc Class A	4.4
US Treasury Bonds	3.9
Microsoft Corp	3.2
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.6
Broadcom Inc	1.4
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918427.101    7771-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class M : FBAQX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.99%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	13.11%	11.26%
Class M (without 3.50% sales charge)	17.22%	13.41%
Fidelity Balanced Hybrid Composite Index℠	12.82%	11.28%
S&P 500® Index	20.38%	17.01%
A   From October 18, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.6
AA - 0.0
A - 2.2
BBB - 5.5
BB - 0.8
B - 0.3
CCC,CC,C - 0.0
Not Rated - 2.9
Equities - 64.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	11.0
Communication Services	7.5
Health Care	6.6
Consumer Discretionary	6.1
Industrials	5.8
Energy	3.1
Consumer Staples	2.9
Real Estate	2.0
Utilities	1.6
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.0
Bonds - 35.4
Preferred Stocks - 0.7
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
NVIDIA Corp	5.7
Apple Inc	4.4
Alphabet Inc Class A	4.4
US Treasury Bonds	3.9
Microsoft Corp	3.2
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.6
Broadcom Inc	1.4
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918431.101    7772-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class C : FBARX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.49%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	15.66%	12.83%
Class C	16.66%	12.83%
Fidelity Balanced Hybrid Composite Index℠	12.82%	11.28%
S&P 500® Index	20.38%	17.01%
A   From October 18, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.6
AA - 0.0
A - 2.2
BBB - 5.5
BB - 0.8
B - 0.3
CCC,CC,C - 0.0
Not Rated - 2.9
Equities - 64.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	11.0
Communication Services	7.5
Health Care	6.6
Consumer Discretionary	6.1
Industrials	5.8
Energy	3.1
Consumer Staples	2.9
Real Estate	2.0
Utilities	1.6
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.0
Bonds - 35.4
Preferred Stocks - 0.7
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
NVIDIA Corp	5.7
Apple Inc	4.4
Alphabet Inc Class A	4.4
US Treasury Bonds	3.9
Microsoft Corp	3.2
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.6
Broadcom Inc	1.4
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918429.101    7773-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class I : FBAUX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	17.83%	13.97%
Fidelity Balanced Hybrid Composite Index℠	12.82%	11.28%
S&P 500® Index	20.38%	17.01%
A   From October 18, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.6
AA - 0.0
A - 2.2
BBB - 5.5
BB - 0.8
B - 0.3
CCC,CC,C - 0.0
Not Rated - 2.9
Equities - 64.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	11.0
Communication Services	7.5
Health Care	6.6
Consumer Discretionary	6.1
Industrials	5.8
Energy	3.1
Consumer Staples	2.9
Real Estate	2.0
Utilities	1.6
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.0
Bonds - 35.4
Preferred Stocks - 0.7
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
NVIDIA Corp	5.7
Apple Inc	4.4
Alphabet Inc Class A	4.4
US Treasury Bonds	3.9
Microsoft Corp	3.2
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.6
Broadcom Inc	1.4
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918433.101    7774-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class Z : FBAVX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.38%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	17.93%	14.09%
Fidelity Balanced Hybrid Composite Index℠	12.82%	11.28%
S&P 500® Index	20.38%	17.01%
A   From October 18, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.6
AA - 0.0
A - 2.2
BBB - 5.5
BB - 0.8
B - 0.3
CCC,CC,C - 0.0
Not Rated - 2.9
Equities - 64.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	11.0
Communication Services	7.5
Health Care	6.6
Consumer Discretionary	6.1
Industrials	5.8
Energy	3.1
Consumer Staples	2.9
Real Estate	2.0
Utilities	1.6
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.0
Bonds - 35.4
Preferred Stocks - 0.7
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
NVIDIA Corp	5.7
Apple Inc	4.4
Alphabet Inc Class A	4.4
US Treasury Bonds	3.9
Microsoft Corp	3.2
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	1.7
Freddie Mac Gold Pool	1.6
Broadcom Inc	1.4
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918435.101    7775-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Balanced Fund, Fidelity Balanced K6 Fund, Fidelity Puritan Fund, and Fidelity Puritan K6 Fund (the “Funds”):

Services Billed by PwC

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$83,100	$7,300	$15,100	$2,300
Fidelity Balanced K6 Fund	$55,900	$4,600	$4,500	$1,400
Fidelity Puritan Fund	$109,400	$9,400	$15,100	$2,900
Fidelity Puritan K6 Fund	$53,400	$4,500	$5,200	$1,400

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$98,600	$7,300	$17,700	$2,400
Fidelity Balanced K6 Fund	$64,200	$4,800	$7,700	$1,600
Fidelity Puritan Fund	$120,300	$9,800	$25,500	$3,200
Fidelity Puritan K6 Fund	$64,300	$4,600	$9,400	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A	August 31, 2025A
PwC	$14,634,800	$14,733,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Puritan® K6 Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Puritan® K6 Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC - Class I (f)(g) (Cost $2,570,255)	237,119	2,440,331

Common Stocks - 68.9%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd ADR (a)	71,948	6,757,356
Glencore PLC	449,999	3,631,663

TOTAL AUSTRALIA		10,389,019
BELGIUM - 0.7%
Health Care - 0.7%
Biotechnology - 0.6%
Argenx SE ADR (b)	12,932	13,341,427
Pharmaceuticals - 0.1%
UCB SA	11,690	2,923,455
TOTAL BELGIUM		16,264,882
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	77,738	1,131,088
CANADA - 0.8%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	16,526	1,574,796
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc (United States)	20,268	651,616
Imperial Oil Ltd	12,797	1,681,768
TOTAL ENERGY		2,333,384
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	2,860	856,284
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	54,376	8,013,391
TOTAL INFORMATION TECHNOLOGY		8,869,675
Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA (United States)	989	200,875
Equinox Gold Corp	32,043	413,846
Franco-Nevada Corp	16,403	4,314,997
TOTAL MATERIALS		4,929,718
TOTAL CANADA		17,707,573
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	97,605	5,341,770
Lundin Mining Corp	283,206	7,583,084

TOTAL CHILE		12,924,854
CHINA - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	10,000	541,017
DENMARK - 0.0%
Industrials - 0.0%
Machinery - 0.0%
FLSmidth & Co A/S	4,100	375,887
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	79,887	2,440,548
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	10,600	1,077,066
Materials - 0.0%
Metals & Mining - 0.0%
thyssenkrupp AG	25,900	434,716
TOTAL GERMANY		1,511,782
ITALY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA non-voting shares	63,029	6,429,419
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA	182,790	1,440,056
TOTAL ITALY		7,869,475
LUXEMBOURG - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA depository receipt	211,145	15,751,417
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp (a)	9,286	1,939,567
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	6,000	10,176,060
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frontline PLC	26,837	1,174,924
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	188,067	5,182,160
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
MediaTek Inc	27,000	3,342,444
Taiwan Semiconductor Manufacturing Co Ltd ADR	43,537	18,081,787

TOTAL TAIWAN		21,424,231
UNITED KINGDOM - 0.5%
Consumer Staples - 0.5%
Tobacco - 0.5%
British American Tobacco PLC	186,910	10,385,429
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	39,564	804,105
TOTAL UNITED KINGDOM		11,189,534
UNITED STATES - 62.9%
Communication Services - 4.6%
Diversified Telecommunication Services - 0.1%
Space Exploration Technologies Corp (c)	6,546	893,565
Space Exploration Technologies Corp - Lockup Released	2,420	330,343
		1,223,908
Entertainment - 0.0%
Lionsgate Studios Corp (b)	80,468	911,702
LiveOne Inc (b)	41,664	161,240
PodcastOne Inc (b)	19,962	55,594
		1,128,536
Interactive Media & Services - 4.5%
Alphabet Inc Class A	43,948	14,913,754
Alphabet Inc Class C	223,571	74,987,949
Meta Platforms Inc Class A	24,725	14,151,107
		104,052,810
TOTAL COMMUNICATION SERVICES		106,405,254
Consumer Discretionary - 5.4%
Automobiles - 0.0%
Waymo LLC Class B (d)(f)	700	115,024
Broadline Retail - 3.8%
Amazon.com Inc (b)	334,890	86,994,376
Hotels, Restaurants & Leisure - 1.0%
Cava Group Inc (a)(b)	7,912	520,214
Hilton Worldwide Holdings Inc	17,276	5,464,053
Starbucks Corp	60,008	6,375,850
Viking Holdings Ltd (b)	112,810	9,717,454
		22,077,571
Household Durables - 0.3%
SharkNinja Inc (b)	12,969	2,496,402
Toll Brothers Inc	37,437	5,370,338
		7,866,740
Specialty Retail - 0.3%
Ross Stores Inc	5,142	1,175,153
TJX Cos Inc/The	31,425	4,208,122
Victoria's Secret & Co (b)	7,944	678,497
Warby Parker Inc Class A (b)	8,241	202,728
Williams-Sonoma Inc	3,673	838,362
		7,102,862
Textiles, Apparel & Luxury Goods - 0.0%
Ralph Lauren Corp Class A	2,042	708,370
TOTAL CONSUMER DISCRETIONARY		124,864,943
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.2%
Dollar Tree Inc (b)	36,736	4,650,410
Food Products - 0.3%
Archer-Daniels-Midland Co	25,805	2,097,688
Bunge Global SA	32,955	3,829,701
		5,927,389
Household Products - 0.1%
Kimberly-Clark Corp (a)	23,349	2,520,525
Tobacco - 0.1%
Philip Morris International Inc	11,734	2,197,777
TOTAL CONSUMER STAPLES		15,296,101
Energy - 3.3%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	139,573	8,869,864
Halliburton Co	72,979	2,689,276
SLB Ltd	123,024	7,393,742
		18,952,882
Oil, Gas & Consumable Fuels - 2.5%
APA Corp	158,892	6,856,190
Chevron Corp	6,046	1,246,322
ConocoPhillips	11,644	1,542,714
Energy Transfer LP	31,752	682,986
ExxonMobil Holdings Corp	179,160	28,835,802
Kinder Morgan Inc	15,430	497,463
Marathon Petroleum Corp	12,324	4,600,796
Ovintiv Inc	67,209	4,412,271
Permian Resources Holdings Inc/DE Class A	50,653	1,179,708
Targa Resources Corp	17,837	5,237,835
Valero Energy Corp	3,623	1,300,367
Williams Cos Inc/The	16,738	1,256,187
		57,648,641
TOTAL ENERGY		76,601,523
Financials - 8.0%
Banks - 1.2%
Bank of America Corp	134,873	8,354,034
First Horizon Corp	226,981	5,520,177
JPMorgan Chase & Co	24,284	8,645,590
US Bancorp	91,440	5,630,875
		28,150,676
Capital Markets - 4.0%
Bank of New York Mellon Corp/The	94,514	15,243,218
Cboe Global Markets Inc	12,697	3,811,639
CME Group Inc Class A	9,422	2,689,981
Goldman Sachs Group Inc/The	9,625	9,874,288
KKR & Co Inc Class A	39,234	4,304,754
Morgan Stanley	96,311	20,545,064
Northern Trust Corp	32,236	5,981,712
Robinhood Markets Inc Class A (b)	30,182	3,163,375
State Street Corp (e)	129,830	24,846,866
		90,460,897
Financial Services - 1.3%
Mastercard Inc Class A	33,993	20,032,415
Visa Inc Class A	28,366	10,761,209
		30,793,624
Insurance - 1.5%
AFLAC Inc	38,260	4,432,421
Arthur J Gallagher & Co	13,540	3,549,511
Chubb Ltd	45,644	15,455,058
Marsh & McLennan Cos Inc	13,370	2,537,626
MetLife Inc	24,951	2,374,587
Travelers Companies Inc/The	13,854	5,069,594
		33,418,797
TOTAL FINANCIALS		182,823,994
Health Care - 7.2%
Biotechnology - 1.9%
Alnylam Pharmaceuticals Inc (b)	5,259	1,265,789
Biogen Inc (b)	17,247	3,736,563
Blueprint Medicines Corp rights (b)(d)	1,291	0
Caris Life Sciences Inc (b)	22,008	560,984
Cogent Biosciences Inc (b)	52,804	1,848,140
Gilead Sciences Inc	65,035	9,517,222
Insmed Inc (b)	44,459	5,415,995
Legend Biotech Corp ADR (b)	50,593	1,051,323
Madrigal Pharmaceuticals Inc (b)	2,358	1,273,391
Mirum Pharmaceuticals Inc (b)	7,625	747,631
Moderna Inc (b)	111,610	15,663,347
Revolution Medicines Inc (b)	11,945	2,455,534
		43,535,919
Health Care Equipment & Supplies - 0.2%
Medline Inc Class A	121,221	4,246,372
Health Care Providers & Services - 1.9%
CVS Health Corp	31,933	2,998,828
Guardant Health Inc (b)	2,837	451,140
Labcorp Holdings Inc	9,349	3,110,038
Quest Diagnostics Inc	44,336	10,653,941
UnitedHealth Group Inc	66,466	25,882,525
		43,096,472
Life Sciences Tools & Services - 0.5%
Danaher Corp	14,467	3,089,573
Illumina Inc (b)	11,505	2,457,813
Thermo Fisher Scientific Inc	11,389	7,028,152
		12,575,538
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	124,650	8,327,867
Eli Lilly & Co (e)	24,905	28,808,361
Eli Lilly & Co rights (b)(d)	10,706	26,765
Merck & Co Inc	108,028	15,962,217
Roche Holding AG	17,784	7,761,731
Structure Therapeutics Inc ADR (b)	17,264	792,590
Viatris Inc	42,074	694,641
		62,374,172
TOTAL HEALTH CARE		165,828,473
Industrials - 7.3%
Aerospace & Defense - 1.1%
Anduril Industries Inc Class B (b)(d)(f)	1,199	88,127
Anduril Industries Inc Class C (b)(d)(f)	1	72
Beta Technologies Inc Class A (b)	37,535	754,454
Boeing Co (b)	38,819	8,065,812
Carpenter Technology Corp	2,565	1,222,017
Curtiss-Wright Corp	493	287,187
Howmet Aerospace Inc	33,457	8,195,292
RTX Corp	9,858	2,047,802
Textron Inc	50,087	4,035,009
Woodward Inc	3,456	1,174,418
		25,870,190
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	4,512	675,266
Building Products - 0.5%
Madison Air Solutions Corp Class A	14,403	380,239
Simpson Manufacturing Co Inc	18,893	3,450,051
Trane Technologies PLC	16,785	7,459,254
		11,289,544
Commercial Services & Supplies - 0.1%
Cintas Corp	19,394	3,913,515
Construction & Engineering - 0.5%
Dycom Industries Inc (b)	17,391	5,064,433
EMCOR Group Inc	8,129	5,971,076
Granite Construction Inc	3,722	448,724
		11,484,233
Electrical Equipment - 0.7%
Eaton Corp PLC	13,427	5,396,043
Emerson Electric Co	17,343	2,643,767
GE Vernova Inc	5,382	4,835,888
Regal Rexnord Corp	16,742	2,652,770
		15,528,468
Ground Transportation - 0.9%
JB Hunt Transport Services Inc	6,013	1,596,271
Knight-Swift Transportation Holdings Inc	15,378	1,053,547
Norfolk Southern Corp	24,445	8,379,502
Old Dominion Freight Line Inc	37,208	7,440,112
Union Pacific Corp	1,877	564,357
XPO Inc (b)	3,193	619,410
		19,653,199
Machinery - 2.7%
Allison Transmission Holdings Inc	5,994	753,506
Caterpillar Inc	2,005	1,598,927
Cummins Inc	8,733	4,928,905
Deere & Co	19,255	12,610,292
Dover Corp	5,717	1,110,413
ITT Inc	17,417	3,488,451
Kennametal Inc	12,801	375,581
PACCAR Inc	75,812	9,410,544
Parker-Hannifin Corp	8,732	8,552,470
Terex Corp	75,402	4,788,781
Westinghouse Air Brake Technologies Corp	50,380	14,405,154
		62,023,024
Passenger Airlines - 0.4%
Delta Air Lines Inc	107,327	8,371,506
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	3,170	1,027,016
United Rentals Inc	4,424	4,592,112
WW Grainger Inc	3,128	4,096,085
		9,715,213
TOTAL INDUSTRIALS		168,524,158
Information Technology - 23.4%
Communications Equipment - 0.4%
Arista Networks Inc (b)	41,382	8,098,044
Motorola Solutions Inc	1,202	583,330
		8,681,374
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	44,806	7,103,992
Corning Inc	32,586	4,846,516
Flex Ltd (b)	50,044	5,467,307
Jabil Inc	11,371	3,471,111
		20,888,926
IT Services - 0.2%
Okta Inc Class A (b)	20,197	3,494,889
Snowflake Inc (b)	7,795	2,583,496
		6,078,385
Semiconductors & Semiconductor Equipment - 10.6%
Advanced Micro Devices Inc (b)	16,454	7,745,227
Analog Devices Inc	27,894	10,101,533
Broadcom Inc	45,334	16,788,994
Intel Corp (b)	222,507	19,916,602
KLA Corp	6,232	1,093,404
Lam Research Corp	49,832	15,023,850
MACOM Technology Solutions Holdings Inc (b)	1,263	333,217
Micron Technology Inc	21,380	20,497,647
Monolithic Power Systems Inc	7,547	9,567,860
NVIDIA Corp (e)	620,540	137,002,822
Teradyne Inc	13,293	4,650,290
		242,721,446
Software - 6.1%
Cadence Design Systems Inc (b)	3,356	1,136,946
Crowdstrike Holdings Inc Class A (b)	26,970	6,230,070
Datadog Inc Class A (b)	11,981	2,839,976
Microsoft Corp	181,032	91,835,723
Oracle Corp	34,515	5,146,877
Palantir Technologies Inc Class A (b)	80,877	15,073,855
Palo Alto Networks Inc (b)	38,845	14,843,840
Rubrik Inc Class A (b)	16,463	1,531,718
Zoom Communications Inc Class A (b)	7,959	769,476
		139,408,481
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	304,775	96,567,959
Dell Technologies Inc Class C	19,335	8,816,953
Seagate Technology Holdings PLC	8,791	7,282,289
Western Digital Corp	14,922	6,723,107
		119,390,308
TOTAL INFORMATION TECHNOLOGY		537,168,920
Materials - 1.3%
Chemicals - 0.4%
Albemarle Corp	7,523	1,015,379
Corteva Inc	79,484	6,726,731
Scotts Miracle-Gro Co/The	20,667	1,235,887
Westlake Corp (a)	8,733	655,586
		9,633,583
Metals & Mining - 0.9%
Alcoa Corp	137,024	6,844,349
Coeur Mining Inc	185,498	3,854,648
Steel Dynamics Inc	42,756	9,945,901
		20,644,898
TOTAL MATERIALS		30,278,481
Real Estate - 0.9%
Health Care REITs - 0.3%
Ventas Inc	69,144	6,303,858
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	99,012	2,171,333
Industrial REITs - 0.3%
Prologis Inc	47,060	6,584,635
Specialized REITs - 0.3%
Extra Space Storage Inc	46,911	6,619,143
TOTAL REAL ESTATE		21,678,969
Utilities - 0.8%
Electric Utilities - 0.8%
American Electric Power Co Inc	24,596	3,011,288
Evergy Inc	53,270	4,315,935
Eversource Energy	65,265	4,577,687
NextEra Energy Inc	68,629	5,650,913
TOTAL UTILITIES		17,555,823
TOTAL UNITED STATES		1,447,026,639
TOTAL COMMON STOCKS (Cost $1,031,263,247)		1,585,020,657

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (d)(f)	2,500	410,800
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(d)(f)	11,300	830,550
Information Technology - 0.6%
Software - 0.6%
Anthropic PBC Series G (d)(f)	10,100	7,853,053
Anthropic PBC Series H (d)(f)	4,800	3,732,144
TOTAL INFORMATION TECHNOLOGY		11,585,197
TOTAL UNITED STATES		12,826,547
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,317,289)		12,826,547

Fixed-Income Funds - 30.4%
	Shares	Value ($)
Fidelity High Income Central Fund (h)	675,138	73,671,057
Fidelity Investment Grade Bond Central Fund (h)	6,469,718	625,168,865
TOTAL FIXED-INCOME FUNDS (Cost $721,137,760)		698,839,922

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (i)(j) (Cost $9,876,851)	3.72	9,875,864	9,876,851

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,771,165,402)	2,309,004,308
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(9,579,134)
NET ASSETS - 100.0%	2,299,425,174

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Moderna Inc	Chicago Board Options Exchange	557	7,816,938	200.00	11/2026	(384,330)

						(384,330)
TOTAL WRITTEN OPTIONS (Premiums Received $(980,990))						(384,330)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $893,565 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Level 3 security.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $2,792,758.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,470,101 or 0.7% of net assets.

(g)	Affiliated fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	49,018

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	461,976

Anthropic PBC Series G	1/27/2026	2,617,277

Anthropic PBC Series H	5/28/2026	2,827,246

Fidelity Private Credit Company LLC - Class I	6/6/2022 - 7/29/2026	2,570,255

Waymo LLC Class B	4/22/2026	115,021

Waymo LLC Series D-2	2/2/2026	410,790

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,474,754	363,234,384	364,708,700	244,791	(438)	-	-	-
Fidelity High Income Central Fund	68,656,711	5,723,959	-	5,219,037	-	(709,613)	73,671,057	675,138
Fidelity Investment Grade Bond Central Fund	655,172,751	46,144,233	60,668,316	28,287,122	(2,614,213)	(12,865,590)	625,168,865	6,469,718
Fidelity Private Credit Company LLC	2,219,093	301,344	-	301,344	-	58,872	-	-
Fidelity Private Credit Company LLC - Class I	-	-	-	18,732	-	(129,924)	2,440,331	237,119
Fidelity Securities Lending Cash Central Fund	637,500	210,036,043	200,796,543	47,114	(149)	-	9,876,851	9,875,864
	728,160,809	625,439,963	626,173,559	34,118,140	(2,614,800)	(13,646,255)	711,157,104

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	2,440,331	-	2,440,331	-

Common Stocks
Communication Services	106,405,254	105,181,346	1,223,908	-
Consumer Discretionary	135,309,706	135,194,682	-	115,024
Consumer Staples	25,681,530	15,296,101	10,385,429	-
Energy	80,109,831	80,109,831	-	-
Financials	185,395,138	183,955,082	1,440,056	-
Health Care	183,170,421	183,143,656	-	26,765
Industrials	175,427,327	169,352,863	5,986,265	88,199
Information Technology	577,638,886	574,296,442	3,342,444	-
Materials	76,647,772	76,647,772	-	-
Real Estate	21,678,969	21,678,969	-	-
Utilities	17,555,823	17,555,823	-	-

Convertible Preferred Stocks
Consumer Discretionary	410,800	-	-	410,800
Industrials	830,550	-	-	830,550
Information Technology	11,585,197	-	-	11,585,197

Fixed-Income Funds	698,839,922	698,839,922	-	-

Money Market Funds	9,876,851	9,876,851	-	-
Total Investments in Securities:	2,309,004,308	2,271,129,340	24,818,433	13,056,535
Derivative Instruments:

Liabilities
Written Options	(384,330)	(384,330)	-	-
Total Liabilities	(384,330)	(384,330)	-	-
Total Derivative Instruments:	(384,330)	(384,330)	-	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,597,847,204
Investments in securities, at value - affiliated issuers	711,157,104
Foreign currency held at value	2,351
Receivable for investments sold	1,213,056
Receivable for fund shares sold	847,610
Dividends receivable	989,187
Distributions receivable from affiliated funds	2,890,217
Other receivables	14,997
Total assets	2,314,961,726
Liabilities
Payable to custodian bank	612,020
Payable for investments purchased	2,866,885
Payable for fund shares redeemed	1,178,287
Accrued management fee	618,021
Written options, at value	384,330
Other payables and accrued expenses	9
Collateral on securities loaned	9,877,000
Total liabilities	15,536,552
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets	$2,299,425,174
Net assets consist of:
Paid in capital	1,589,580,517
Total accumulated earnings (loss)	709,844,657
Net Assets	$2,299,425,174

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($2,299,425,174/122,433,749 shares)	$18.78

Other Information
Unaffiliated issuers, cost	1,037,580,536
Affiliated issuers, cost	733,584,866
Foreign currency holdings, cost	2,363
Securities loaned, market value	11,940,259
Written options premium received	980,990
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$12,826,125
Dividends - affiliated issuers	34,108,152
Security lending income - unaffiliated issuers	3,079
Interest	559
Total investment income	46,937,915
Expenses
Management fee	7,194,923
Independent trustees' fees and expenses	7,518
Interest	769
Total expenses	7,203,210
Expense reductions	(7,707)
Total expenses after reductions	7,195,503
Net investment income (loss)	39,742,412
Net realized gain (loss)
Investments - unaffiliated issuers	200,921,601
Investments - affiliated issuers	(2,614,800)
Foreign currency transactions	(7,911)
Written options	337,057
Capital gain distributions from underlying funds - affiliated issuers	9,988
Net realized gain (loss)	198,645,935
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	84,875,948
Investments - affiliated issuers	(13,646,255)
Assets and liabilities in foreign currencies	(2,181)
Written options	640,651
Total change in net unrealized appreciation (depreciation)	71,868,163
Net gain (loss)	270,514,098
Net increase (decrease) in net assets resulting from operations	$310,256,510
Other Information
Income from securities lending - Affiliated Issuers	47,114

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,742,412	$39,751,766
Net realized gain (loss)	198,645,935	26,984,312
Change in net unrealized appreciation (depreciation)	71,868,163	127,878,176
Net increase (decrease) in net assets resulting from operations	$310,256,510	$194,614,254
Distributions to shareholders
Distributions to shareholders	(91,586,408)	(76,025,926)
Total distributions	(91,586,408)	(76,025,926)
Net increase (decrease) in net assets resulting from share transactions	(50,351,237)	157,405,818
Total increase (decrease) in net assets	168,318,865	275,994,146
Net Assets
Beginning of period	2,131,106,309	1,855,112,163
End of period	$2,299,425,174	$2,131,106,309
Financial Highlights
Fidelity® Puritan® K6 Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$17.05	$16.08	$13.51	$12.29	$14.69
Income from Investment Operations
Net investment income (loss) A, B	.32	.31	.28	.24	.20
Net realized and unrealized gain (loss)	2.14	1.26	2.56	1.22	(1.94)
Total from investment operations	2.46	1.57	2.84	1.46	(1.74)
Distributions
Distributions from net investment income	(.32)	(.30)	(.27)	(.24)	(.18)
Distributions from net realized gain	(.41)	(.31)	-	-	(.47)
Total distributions	(.73)	(.60) C	(.27)	(.24)	(.66) C
Net asset value, end of period	$18.78	$17.05	$16.08	$13.51	$12.29
Total Return D	14.85%	10.07%	21.22%	12.05%	(12.35)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.32%	.32%	.32%	.32%	.32%
Ratio of expenses to average net assets net of fee waivers, if any	.32%	.32%	.32%	.32%	.32%
Ratio of expenses to average net assets net of all reductions, if any	.32%	.32%	.32%	.32%	.32%
Ratio of net investment income (loss) to average net assets	1.77%	1.94%	1.94%	1.95%	1.46%
Net assets, end of period	$2,299,425,174	$2,131,106,309	$1,855,112,163	$1,383,864,457	$831,305,970
Portfolio turnover rate H	70% G	64% G	62% G	58% G	72% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Puritan® K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

  2. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2026 was 9.59%.

The Board of Directors of Fidelity Private Credit Company LLC approved an Agreement and Plan of Merger (the "Merger Agreement") between Fidelity Private Credit Company LLC and Fidelity Private Credit Company II LLC, a Delaware limited liability company. The Merger Agreement provided for the transfer of all the assets and the assumption of all the liabilities of Fidelity Private Credit Company LLC in exchange for corresponding units of Fidelity Private Credit Company II LLC equal in value to the net assets of Fidelity Private Credit Company LLC on the day the reorganization was effective. The reorganization occurred on July 31, 2026. The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their unit holders. In addition, Fidelity Private Credit Company II LLC was re-named Fidelity Private Credit Company LLC effective July 31, 2026.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, partnerships, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Puritan® K6 Fund	1,775,746,352	579,963,621	(46,109,005)	533,854,616

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Puritan® K6 Fund	35,329,920	140,661,194	533,853,542

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Puritan® K6 Fund	40,187,725	51,398,683	91,586,408

August 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Puritan® K6 Fund	37,708,444	38,317,482	76,025,926

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity® Puritan® K6 Fund	Fidelity Private Credit Company LLC	220,000	-

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options . Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Puritan® K6 Fund
Equity Risk
Written Options	-	(384,330)	337,057	640,651
Total Equity Risk	-	(384,330)	337,057	640,651

Totals	-	(384,330)	337,057	640,651

Value of Derivative Assets/Liabilities Legend
For written options, gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Puritan® K6 Fund
Written Options	2,045,878

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

  5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Puritan® K6 Fund	1,573,661,116	1,692,020,303

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

August 31, 2026
	Shares	Total Proceeds ($)
Fidelity® Puritan® K6 Fund	913,447	15,994,461

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity® Puritan® K6 Fund	11,775,207	191,460,025

  6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, the fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the fund's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Puritan® K6 Fund	0.32

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Puritan® K6 Fund	13,839

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Puritan® K6 Fund	Borrower	7,139,000	3.88	769

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Puritan® K6 Fund	30,962,175	20,008,974	2,645,941

  7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Puritan® K6 Fund	5,449	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Puritan® K6 Fund	2,461,362

  9. Expense Reductions.
The investment adviser has contractually agreed to waive management fee with respect to the portion of assets invested in Fidelity Private Credit Company LLC. During the period, this waiver reduced management fee as presented in the table below.

	Expiration Date	Waiver ($)
Fidelity® Puritan® K6 Fund	December 31, 2027	7,463

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Puritan® K6 Fund	244

  10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Puritan® K6 Fund
Fidelity® Puritan® K6 Fund	91,586,408	76,025,926
Total	91,586,408	76,025,926

  11. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Puritan® K6 Fund
Shares sold	15,873,626	32,220,955	281,866,831	524,283,681
Reinvestment of distributions	5,302,129	4,746,058	91,586,408	76,025,926
Shares redeemed	(23,705,461)	(27,376,316)	(423,804,476)	(442,903,789)
Net increase (decrease)	(2,529,706)	9,590,697	(50,351,237)	157,405,818

  12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Puritan K6 Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2026, $167,120,939 or, if subsequently determined to be different, the net capital gain of such year.

A total of 29.35%% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $22,408,760 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 6%, 23%, 36%, and 36% of the dividends distributed in October 2025, December 2025, April 2026, and July 2026, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 6.52%, 26.37%, 41.34%, and 41.34% of the dividends distributed in October 2025, December 2025, April 2026, and July 2026, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.24%, 0.95%, 0.50%, and 0.50% of the dividends distributed in October 2025, December 2025, April 2026, and July 2026, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Puritan K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of the fund relative to funds and classes in the asset-sized peer group. The total peer group and asset-sized peer group comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.9893909.107
PUR-K6-ANN-1026
Fidelity® Puritan® Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Puritan® Fund
Consolidated Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC - Class I (f)(i) (Cost $67,525,749)	6,229,646	64,113,026

Common Stocks - 69.0%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd ADR (a)	1,018,078	95,617,886
Glencore PLC	6,937,900	55,991,489

TOTAL AUSTRALIA		151,609,375
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	182,989	188,782,432
Pharmaceuticals - 0.0%
UCB SA	44,926	11,235,171
TOTAL BELGIUM		200,017,603
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	1,100,000	16,005,000
CANADA - 0.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	232,689	22,173,408
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc (United States)	286,800	9,220,620
Imperial Oil Ltd	135,882	17,857,461
TOTAL ENERGY		27,078,081
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	39,700	11,886,180
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	768,640	113,274,477
TOTAL INFORMATION TECHNOLOGY		125,160,657
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	13,805	2,803,934
Equinox Gold Corp	449,000	5,798,983
Franco-Nevada Corp	108,230	28,471,139
TOTAL MATERIALS		37,074,056
TOTAL CANADA		211,486,202
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	1,356,883	74,260,103
Lundin Mining Corp	3,959,219	106,011,485

TOTAL CHILE		180,271,588
CHINA - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	139,100	7,525,549
DENMARK - 0.0%
Industrials - 0.0%
Machinery - 0.0%
FLSmidth & Co A/S	168,100	15,411,354
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	1,117,914	34,152,273
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	208,600	21,195,846
Materials - 0.0%
Metals & Mining - 0.0%
thyssenkrupp AG	404,000	6,780,897
TOTAL GERMANY		27,976,743
ITALY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA non-voting shares	1,175,754	119,935,516
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA	2,549,500	20,085,464
TOTAL ITALY		140,020,980
LUXEMBOURG - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA depository receipt	2,975,300	221,957,380
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp (a)	163,780	34,208,729
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	84,900	143,991,249
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frontline PLC	430,300	18,838,534
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	2,966,600	81,744,245
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
MediaTek Inc	467,000	57,811,906
Taiwan Semiconductor Manufacturing Co Ltd ADR	610,452	253,532,925

TOTAL TAIWAN		311,344,831
UNITED KINGDOM - 0.6%
Consumer Staples - 0.5%
Tobacco - 0.5%
British American Tobacco PLC	2,602,881	144,625,945
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (b)(d)(f)	7,254,400	23,787,903
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)(f)	10,600	20,446,764
TOTAL FINANCIALS		44,234,667
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	556,300	11,306,335
TOTAL UNITED KINGDOM		200,166,947
UNITED STATES - 63.1%
Communication Services - 6.0%
Diversified Telecommunication Services - 1.6%
Space Exploration Technologies Corp (c)	137,108	18,715,995
Space Exploration Technologies Corp - 180 Day Lockup Final Release (c)	724,729	104,136,310
Space Exploration Technologies Corp - October 24, 2026 Lockup Release (c)	354,872	50,991,558
Space Exploration Technologies Corp - October 9, 2026 Lockup Release (c)	354,872	50,991,558
Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup (c)	1,419,490	193,768,192
Space Exploration Technologies Corp - September 24, 2026 Lockup Release (c)	354,872	50,991,558
Space Exploration Technologies Corp - September 9, 2026 Lockup Release (c)	354,872	50,991,558
		520,586,729
Entertainment - 0.0%
Lionsgate Studios Corp (b)	1,070,500	12,128,765
LiveOne Inc (b)	325,000	1,257,750
PodcastOne Inc (b)	315,387	878,353
		14,264,868
Interactive Media & Services - 4.4%
Alphabet Inc Class A	614,871	208,656,474
Alphabet Inc Class C	3,143,527	1,054,370,391
Meta Platforms Inc Class A	345,664	197,837,334
		1,460,864,199
TOTAL COMMUNICATION SERVICES		1,995,715,796
Consumer Discretionary - 5.1%
Automobiles - 0.0%
Waymo LLC Class B (d)(f)	10,200	1,676,063
Broadline Retail - 3.7%
Amazon.com Inc (b)	4,684,306	1,216,842,170
Hotels, Restaurants & Leisure - 0.9%
Cava Group Inc (a)(b)	111,848	7,354,005
Hilton Worldwide Holdings Inc	240,749	76,144,094
Starbucks Corp	849,122	90,219,213
Viking Holdings Ltd (b)	1,296,275	111,661,129
		285,378,441
Household Durables - 0.2%
Blu Homes Inc (b)(d)(f)	14,988,638	4,646
SharkNinja Inc (b)	128,710	24,775,388
Toll Brothers Inc	408,359	58,579,099
		83,359,133
Specialty Retail - 0.2%
Ross Stores Inc	73,178	16,724,100
TJX Cos Inc/The	211,765	28,357,451
Victoria's Secret & Co (b)	126,900	10,838,529
Warby Parker Inc Class A (b)	373,646	9,191,692
Williams-Sonoma Inc	51,269	11,702,149
		76,813,921
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp Class A	29,860	10,358,434
Tory Burch LLC Class A (b)(d)(f)(g)	702,741	26,444,144
Tory Burch LLC Class B (b)(d)(f)(g)	324,840	12,223,722
		49,026,300
TOTAL CONSUMER DISCRETIONARY		1,713,096,028
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.2%
Dollar Tree Inc (b)	458,090	57,989,613
Food Products - 0.2%
Archer-Daniels-Midland Co	378,800	30,792,652
Bunge Global SA	398,300	46,286,443
		77,079,095
Household Products - 0.1%
Kimberly-Clark Corp (a)	330,400	35,666,680
Tobacco - 0.1%
Philip Morris International Inc	162,900	30,511,170
TOTAL CONSUMER STAPLES		201,246,558
Energy - 3.3%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	1,946,718	123,713,929
Halliburton Co	1,031,600	38,014,460
SLB Ltd	1,963,900	118,030,390
		279,758,779
Oil, Gas & Consumable Fuels - 2.5%
APA Corp	2,219,329	95,764,046
Chevron Corp	82,000	16,903,480
ConocoPhillips	162,400	21,516,376
Energy Transfer LP	441,400	9,494,514
EOG Resources Inc	84,400	12,234,624
ExxonMobil Holdings Corp	2,535,124	408,028,208
Kinder Morgan Inc	215,200	6,938,048
Marathon Petroleum Corp	165,384	61,741,155
Ovintiv Inc	983,800	64,586,470
Permian Resources Holdings Inc/DE Class A	708,600	16,503,294
Targa Resources Corp	252,400	74,117,260
Valero Energy Corp	50,600	18,161,352
Williams Cos Inc/The	235,400	17,666,770
		823,655,597
TOTAL ENERGY		1,103,414,376
Financials - 7.8%
Banks - 1.2%
Bank of America Corp	2,284,400	141,495,737
First Horizon Corp	3,087,807	75,095,466
JPMorgan Chase & Co	343,272	122,211,697
US Bancorp	1,276,500	78,606,870
		417,409,770
Capital Markets - 3.9%
Bank of New York Mellon Corp/The	1,322,783	213,338,442
Cboe Global Markets Inc	178,535	53,596,207
CME Group Inc Class A	134,245	38,326,948
Goldman Sachs Group Inc/The	135,341	138,846,332
KKR & Co Inc Class A	575,700	63,165,804
Morgan Stanley	1,256,604	268,058,765
Northern Trust Corp	447,541	83,045,708
Robinhood Markets Inc Class A (b)	539,500	56,544,995
State Street Corp (e)	1,837,102	351,584,581
Tulco LLC (b)(d)(f)(g)	42,857	11,544,819
		1,278,052,601
Financial Services - 1.3%
Mastercard Inc Class A	477,968	281,671,322
New Moda LLC (b)(d)(f)	62,880	1,886
Visa Inc Class A	389,229	147,661,806
		429,335,014
Insurance - 1.4%
AFLAC Inc	534,400	61,910,240
Arthur J Gallagher & Co	236,992	62,127,453
Chubb Ltd	645,873	218,692,598
Marsh & McLennan Cos Inc	189,000	35,872,200
MetLife Inc	352,700	33,566,459
Travelers Companies Inc/The	194,800	71,283,164
		483,452,114
TOTAL FINANCIALS		2,608,249,499
Health Care - 7.5%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (b)	73,950	17,799,026
Biogen Inc (b)	243,800	52,819,270
Blueprint Medicines Corp rights (b)(d)	18,034	0
Caris Life Sciences Inc (b)	1,144,392	29,170,552
Cogent Biosciences Inc (b)	739,600	25,886,000
Gilead Sciences Inc	919,173	134,511,777
Insmed Inc (b)	617,233	75,191,324
Legend Biotech Corp ADR (b)	715,900	14,876,402
Madrigal Pharmaceuticals Inc (b)	32,907	17,770,767
Mirum Pharmaceuticals Inc (b)	106,600	10,452,130
Moderna Inc (b)	1,770,500	248,471,970
Revolution Medicines Inc (b)	200,500	41,216,785
		668,166,003
Health Care Equipment & Supplies - 0.2%
Medline Inc Class A (a)	1,693,159	59,311,359
Health Care Providers & Services - 1.9%
CVS Health Corp	701,000	65,830,910
Guardant Health Inc (b)	39,900	6,344,898
Labcorp Holdings Inc	132,300	44,010,918
Quest Diagnostics Inc	625,500	150,307,650
UnitedHealth Group Inc	964,000	375,391,240
		641,885,616
Life Sciences Tools & Services - 0.7%
Danaher Corp	307,600	65,691,056
Illumina Inc (b)	272,800	58,278,264
Maravai LifeSciences Holdings Inc Class A (b)	100,000	764,000
Thermo Fisher Scientific Inc	175,958	108,583,682
		233,317,002
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	1,763,800	117,839,478
Eli Lilly & Co (e)	352,420	407,654,787
Eli Lilly & Co rights (b)(d)	151,000	377,500
Merck & Co Inc	1,620,500	239,445,080
Roche Holding AG	248,040	108,255,721
Structure Therapeutics Inc ADR (b)	244,500	11,224,995
Viatris Inc	588,200	9,711,182
		894,508,743
TOTAL HEALTH CARE		2,497,188,723
Industrials - 6.8%
Aerospace & Defense - 0.9%
Anduril Industries Inc Class B (b)(d)(f)	18,391	1,351,739
Anduril Industries Inc Class C (b)(d)(f)	9	661
Beta Technologies Inc (h)	313,998	6,311,360
Beta Technologies Inc Class A (b)	155,600	3,127,560
Boeing Co (b)	511,980	106,379,204
Carpenter Technology Corp	22,096	10,526,976
Curtiss-Wright Corp	6,900	4,019,457
Howmet Aerospace Inc	343,895	84,237,080
Leonardo DRS Inc	45,300	1,721,400
RTX Corp	139,500	28,978,335
Textron Inc	589,900	47,522,344
Woodward Inc	48,597	16,514,233
		310,690,349
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	63,848	9,555,492
Building Products - 0.5%
Madison Air Solutions Corp Class A	200,100	5,282,640
Simpson Manufacturing Co Inc	263,100	48,044,691
Trane Technologies PLC	222,218	98,753,679
		152,081,010
Commercial Services & Supplies - 0.1%
Cintas Corp	270,500	54,584,195
Construction & Engineering - 0.4%
Dycom Industries Inc (b)	168,841	49,168,188
EMCOR Group Inc	97,799	71,837,277
		121,005,465
Electrical Equipment - 0.7%
Eaton Corp PLC	209,500	84,193,860
Emerson Electric Co	242,200	36,920,968
GE Vernova Inc	75,066	67,449,053
Regal Rexnord Corp	236,900	37,536,805
		226,100,686
Ground Transportation - 0.9%
JB Hunt Transport Services Inc	84,000	22,299,480
Knight-Swift Transportation Holdings Inc	213,800	14,647,438
Neutron Holdings Inc (c)(f)	252,450	10,193,931
Norfolk Southern Corp	345,904	118,572,432
Old Dominion Freight Line Inc	508,198	101,619,272
Schneider National Inc Class B	69,000	2,381,190
Union Pacific Corp	26,200	7,877,554
XPO Inc (b)	45,100	8,748,949
		286,340,246
Machinery - 2.5%
Allison Transmission Holdings Inc	189,700	23,847,187
Caterpillar Inc	28,374	22,627,414
Cummins Inc	78,574	44,347,166
Deere & Co	268,663	175,950,085
ITT Inc	246,200	49,311,398
Kennametal Inc	180,000	5,281,200
PACCAR Inc	1,038,700	128,933,831
Parker-Hannifin Corp	123,444	120,905,991
Terex Corp	961,200	61,045,812
Westinghouse Air Brake Technologies Corp	710,069	203,030,029
		835,280,113
Marine Transportation - 0.0%
Kirby Corp (b)	15,200	2,156,272
Passenger Airlines - 0.4%
Delta Air Lines Inc	1,541,972	120,273,816
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	46,165	14,956,537
United Rentals Inc	62,600	64,978,800
WW Grainger Inc	43,700	57,224,713
		137,160,050
TOTAL INDUSTRIALS		2,255,227,694
Information Technology - 23.3%
Communications Equipment - 0.4%
Arista Networks Inc (b)	578,677	113,241,302
Motorola Solutions Inc	17,000	8,250,100
		121,491,402
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	625,492	99,171,757
Corning Inc	452,400	67,285,452
Flex Ltd (b)	699,002	76,365,969
Jabil Inc	160,738	49,066,881
		291,890,059
IT Services - 0.3%
MongoDB Inc Class A (b)	15,600	7,072,572
Okta Inc Class A (b)	285,800	49,454,832
Snowflake Inc (b)	131,800	43,682,474
		100,209,878
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices Inc (b)	273,684	128,828,532
Analog Devices Inc	393,239	142,407,571
Broadcom Inc	564,084	208,902,869
Intel Corp (b)	3,148,477	281,820,176
Lam Research Corp	700,673	211,245,903
MACOM Technology Solutions Holdings Inc (b)	17,800	4,696,174
Micron Technology Inc	314,834	301,840,801
Monolithic Power Systems Inc	106,795	135,391,497
NVIDIA Corp (e)	8,768,057	1,935,811,625
Teradyne Inc	188,100	65,803,023
		3,416,748,171
Software - 6.4%
Applied Intuition Inc Class A (b)(d)(f)	38,409	3,836,291
Atom Tickets LLC (b)(d)(f)(g)	2,580,511	25
Cadence Design Systems Inc (b)	107,000	36,249,460
Canva Inc Class A (b)(d)(f)	5,400	8,085,582
Crowdstrike Holdings Inc Class A (b)	375,800	86,809,800
Datadog Inc Class A (b)	167,500	39,704,200
Microsoft Corp	2,647,107	1,342,850,910
Oracle Corp	488,400	72,830,208
Palantir Technologies Inc Class A (b)	1,144,414	213,295,881
Palo Alto Networks Inc (b)	548,220	209,491,309
Rubrik Inc Class A (b)	317,900	29,577,416
Salesforce Inc	299,900	77,236,246
Zoom Communications Inc Class A (b)	114,400	11,060,192
		2,131,027,520
Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc	4,294,280	1,360,642,618
Dell Technologies Inc Class C	289,300	131,923,693
Seagate Technology Holdings PLC	122,800	101,725,064
Western Digital Corp	216,400	97,499,020
		1,691,790,395
TOTAL INFORMATION TECHNOLOGY		7,753,157,425
Materials - 1.3%
Chemicals - 0.4%
Albemarle Corp	122,600	16,547,322
CF Industries Holdings Inc	40,713	5,293,911
Corteva Inc	1,153,833	97,648,887
Scotts Miracle-Gro Co/The	290,600	17,377,880
Westlake Corp (a)	121,900	9,151,033
		146,019,033
Metals & Mining - 0.9%
Alcoa Corp	1,938,900	96,848,055
Coeur Mining Inc	2,624,800	54,543,344
Newmont Corp	88,400	11,143,704
Steel Dynamics Inc	554,100	128,894,742
		291,429,845
TOTAL MATERIALS		437,448,878
Real Estate - 0.9%
Health Care REITs - 0.3%
Ventas Inc	977,396	89,109,193
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	1,462,900	32,081,397
Industrial REITs - 0.3%
Prologis Inc	661,700	92,585,064
Specialized REITs - 0.3%
Extra Space Storage Inc	659,500	93,055,450
TOTAL REAL ESTATE		306,831,104
Utilities - 0.5%
Electric Utilities - 0.5%
American Electric Power Co Inc	363,800	44,540,034
Evergy Inc	744,054	60,283,255
Eversource Energy	924,397	64,837,206
TOTAL UTILITIES		169,660,495
TOTAL UNITED STATES		21,041,236,576
TOTAL COMMON STOCKS (Cost $13,771,322,611)		23,037,965,158

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(f)	145,676	48,141,547
UNITED STATES - 0.7%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Waymo LLC Series D-2 (d)(f)	36,100	5,931,952
Textiles, Apparel & Luxury Goods - 0.1%
Goop Intl Inc Series C (b)(d)(f)	1,881,874	12,156,906
Goop Intl Inc Series D (b)(d)(f)	342,241	2,381,997
		14,538,903
TOTAL CONSUMER DISCRETIONARY		20,470,855
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(d)(f)	172,800	12,700,800
Information Technology - 0.6%
Software - 0.6%
Anthropic PBC Series G (d)(f)	145,000	112,741,851
Anthropic PBC Series H (d)(f)	69,400	53,960,582
Applied Intuition Inc Series A2 (b)(d)(f)	49,998	4,993,800
Applied Intuition Inc Series B2 (b)(d)(f)	24,108	2,407,907
TOTAL INFORMATION TECHNOLOGY		174,104,140
TOTAL UNITED STATES		207,275,795
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $136,834,447)		255,417,342

Fixed-Income Funds - 30.0%
	Shares	Value ($)
Fidelity High Income Central Fund (j)	9,756,040	1,064,579,049
Fidelity Investment Grade Bond Central Fund (j)	92,552,311	8,943,329,781
TOTAL FIXED-INCOME FUNDS (Cost $10,893,792,771)		10,007,908,830

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	16,241,659	16,244,908
Fidelity Securities Lending Cash Central Fund (k)(l)	3.72	81,175,135	81,183,252
TOTAL MONEY MARKET FUNDS (Cost $97,428,160)			97,428,160

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $24,966,903,738)	33,462,832,516
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(68,532,421)
NET ASSETS - 100.0%	33,394,300,095

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Moderna Inc	Chicago Board Options Exchange	8,843	124,102,662	200.00	11/2026	(6,101,670)

						(6,101,670)
TOTAL WRITTEN OPTIONS (Premiums Received $(15,574,320))						(6,101,670)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $530,780,660 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Level 3 security.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $36,905,296.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $439,128,544 or 1.3% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,311,360 or 0.0% of net assets.

(i)	Affiliated fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	751,876

Anduril Industries Inc Class C	6/16/2025	367

Anduril Industries Inc Series G	4/17/2025	7,064,548

Anthropic PBC Series G	1/27/2026	37,574,778

Anthropic PBC Series H	5/28/2026	40,877,260

Applied Intuition Inc Class A	7/2/2024	2,292,821

Applied Intuition Inc Series A2	7/2/2024	2,984,626

Applied Intuition Inc Series B2	7/2/2024	1,439,124

Atom Tickets LLC	8/15/2017	15,120,230

Blu Homes Inc	5/21/2020	25,924

Bytedance Ltd Series E1	11/18/2020	15,962,328

Canva Inc Class A	8/19/2025	8,889,156

Fidelity Private Credit Company LLC - Class I	6/6/2022 - 7/29/2026	67,525,749

Goop Intl Inc Series C	12/15/2017	19,999,992

Goop Intl Inc Series D	6/21/2019	4,999,987

Neutron Holdings Inc	7/3/2018 - 2/4/2021	18,721,963

New Moda LLC	5/26/2020	28,525,584

Revolut Group Holdings Ltd	1/28/2026	14,947,011

Starling Bank Ltd	6/18/2021 - 4/5/2022	13,909,905

Tory Burch LLC Class A	5/14/2015	48,713,621

Tory Burch LLC Class B	12/31/2012	17,221,758

Tulco LLC	8/24/2017 - 12/14/2017	14,395,645

Waymo LLC Class B	4/22/2026	1,676,021

Waymo LLC Series D-2	2/2/2026	5,931,804

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Neutron Holdings Inc	12/30/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp - 180 Day Lockup Final Release	12/8/2026

Space Exploration Technologies Corp - October 24, 2026 Lockup Release	10/24/2026

Space Exploration Technologies Corp - October 9, 2026 Lockup Release	10/9/2026

Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup	11/9/2026

Space Exploration Technologies Corp - September 24, 2026 Lockup Release	9/24/2026

Space Exploration Technologies Corp - September 9, 2026 Lockup Release	9/9/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	21,911,177	4,769,699,684	4,775,363,401	2,782,323	(2,251)	(301)	16,244,908	16,241,659
Fidelity High Income Central Fund	1,011,590,430	75,516,674	12,375,947	75,516,674	72,757	(10,224,865)	1,064,579,049	9,756,040
Fidelity Investment Grade Bond Central Fund	9,718,544,889	406,238,717	963,747,845	406,221,746	(76,634,230)	(141,071,750)	8,943,329,781	92,552,311
Fidelity Private Credit Company LLC	58,300,608	7,916,985	-	7,916,985	-	1,545,994	-	-
Fidelity Private Credit Company LLC - Class I	-	-	-	492,142	-	(3,412,723)	64,113,026	6,229,646
Fidelity Securities Lending Cash Central Fund	82,946,670	1,869,481,713	1,871,245,688	435,767	557	-	81,183,252	81,175,135
	10,893,293,774	7,128,853,773	7,622,732,881	493,365,637	(76,563,167)	(153,163,645)	10,169,450,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	64,113,026	-	64,113,026	-

Common Stocks
Communication Services	1,995,715,796	1,475,129,067	520,586,729	-
Consumer Discretionary	1,889,357,225	1,849,008,650	-	40,348,575
Consumer Staples	345,872,503	201,246,558	144,625,945	-
Energy	1,149,330,991	1,149,330,991	-	-
Financials	2,688,574,630	2,612,707,794	20,085,464	55,781,372
Health Care	2,718,402,172	2,718,024,672	-	377,500
Industrials	2,371,215,177	2,266,618,266	103,244,511	1,352,400
Information Technology	8,333,654,162	8,263,920,358	57,811,906	11,921,898
Materials	1,069,350,903	1,069,350,903	-	-
Real Estate	306,831,104	306,831,104	-	-
Utilities	169,660,495	169,660,495	-	-

Convertible Preferred Stocks
Communication Services	48,141,547	-	-	48,141,547
Consumer Discretionary	20,470,855	-	-	20,470,855
Industrials	12,700,800	-	-	12,700,800
Information Technology	174,104,140	-	-	174,104,140

Fixed-Income Funds	10,007,908,830	10,007,908,830	-	-

Money Market Funds	97,428,160	97,428,160	-	-
Total Investments in Securities:	33,462,832,516	32,187,165,848	910,467,581	365,199,087
Derivative Instruments:

Liabilities
Written Options	(6,101,670)	(6,101,670)	-	-
Total Liabilities	(6,101,670)	(6,101,670)	-	-
Total Derivative Instruments:	(6,101,670)	(6,101,670)	-	-
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2026 ($)
Common Stocks	223,340,449	-	(23,736,258)	26,527,720	(17,284,686)	-	-	(99,065,480)	109,781,745	(23,181,661)
Convertible Preferred Stocks	188,123,457	105	109,948,833	84,383,841	(16,966,374)	-	-	(110,072,520)	255,417,342	99,457,408
Convertible Corporate Bonds	6,455,838	-	(4,731,338)	-	(1,724,500)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$23,293,382,500
Investments in securities, at value - affiliated issuers	10,169,450,016
Foreign currency held at value	1,536,021
Receivable for investments sold	82,364,322
Receivable for fund shares sold	8,076,819
Dividends receivable	14,688,075
Interest receivable	710
Distributions receivable from affiliated funds	41,479,859
Prepaid expenses	33,822
Other receivables	1,345,498
Total assets	33,612,357,642
Liabilities
Payable to custodian bank	2,804,544
Payable for investments purchased	98,177,529
Payable for fund shares redeemed	16,387,731
Accrued management fee	12,068,744
Written options, at value	6,101,670
Other payables and accrued expenses	1,323,929
Collateral on securities loaned	81,193,400
Total liabilities	218,057,547
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets	$33,394,300,095
Net assets consist of:
Paid in capital	21,645,587,983
Total accumulated earnings (loss)	11,748,712,112
Net Assets	$33,394,300,095

Net Asset Value and Maximum Offering
Fidelity® Puritan® Fund
Net Asset Value, offering price and redemption price per share ($30,575,700,645/1,073,806,349 shares)	$28.47
Class K
Net Asset Value, offering price and redemption price per share ($2,818,599,450/99,088,674 shares)	$28.45

Other Information
Unaffiliated issuers, cost	13,908,157,058
Affiliated issuers, cost	11,058,746,680
Foreign currency holdings, cost	1,543,973
Securities loaned, market value	136,546,970
Written options premium received	15,574,320
Consolidated Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$181,617,077
Dividends - affiliated issuers	493,103,237
Security lending income - unaffiliated issuers	125,903
Total investment income	674,846,217
Expenses
Management fee	142,128,496
Custodian fees and expenses	265,222
Independent trustees' fees and expenses	109,726
Registration fees	205,301
Audit	171,255
Legal	30,729
Interest	122,861
Commitment fee	36,717
Miscellaneous	65,215
Total expenses	143,135,522
Expense reductions	(361,495)
Total expenses after reductions	142,774,027
Net investment income (loss)	532,072,190
Net realized gain (loss)
Investments - unaffiliated issuers	3,914,039,125
Investments - affiliated issuers	(76,563,167)
Redemptions in-kind	6,644,375
Foreign currency transactions	(151,515)
Written options	4,792,650
Capital gain distributions from underlying funds - affiliated issuers	262,400
Net realized gain (loss)	3,849,023,868
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	559,376,590
Investments - affiliated issuers	(153,163,645)
Assets and liabilities in foreign currencies	(50,995)
Written options	10,058,874
Total change in net unrealized appreciation (depreciation)	416,220,824
Net gain (loss)	4,265,244,692
Net increase (decrease) in net assets resulting from operations	$4,797,316,882
Other Information
Income from securities lending - Affiliated Issuers	435,767
Realized gain loss on foreign taxes	(17,577)

Consolidated Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$532,072,190	$564,853,605
Net realized gain (loss)	3,849,023,868	1,777,326,724
Change in net unrealized appreciation (depreciation)	416,220,824	738,487,412
Net increase (decrease) in net assets resulting from operations	$4,797,316,882	$3,080,667,741
Distributions to shareholders
Distributions to shareholders	(2,125,159,425)	(3,363,518,480)
Total distributions	(2,125,159,425)	(3,363,518,480)
Net increase (decrease) in net assets resulting from share transactions	(1,068,696,674)	624,316,322
Total increase (decrease) in net assets	1,603,460,783	341,465,583
Net Assets
Beginning of period	31,790,839,312	31,449,373,729
End of period	$33,394,300,095	$31,790,839,312
Consolidated Financial Highlights
Fidelity® Puritan® Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$26.29	$26.55	$23.18	$22.76	$29.62
Income from Investment Operations
Net investment income (loss) A, B	.44	.45	.43	.38	.33
Net realized and unrealized gain (loss)	3.52	2.11	4.21	1.98	(3.57)
Total from investment operations	3.96	2.56	4.64	2.36	(3.24)
Distributions
Distributions from net investment income	(.46)	(.44)	(.42)	(.35)	(.39) C
Distributions from net realized gain	(1.32)	(2.37)	(.85)	(1.59)	(3.23) C
Total distributions	(1.78)	(2.82) D	(1.27)	(1.94)	(3.62)
Net asset value, end of period	$28.47	$26.29	$26.55	$23.18	$22.76
Total Return E	15.90%	10.46%	21.09%	12.00%	(12.30)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.45%	.46%	.49%	.51%	.50%
Ratio of expenses to average net assets net of fee waivers, if any	.44%	.46%	.48%	.50%	.50%
Ratio of expenses to average net assets net of all reductions, if any	.44%	.46%	.48%	.50%	.50%
Ratio of net investment income (loss) to average net assets	1.63%	1.80%	1.77%	1.76%	1.31%
Net assets, end of period	$30,575,700,645	$28,826,532,517	$28,064,603,849	$23,958,958,496	$23,519,208,104
Portfolio turnover rate I	66% H	58% H	55% H	52% H	62% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Puritan® Fund Class K

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$26.26	$26.53	$23.16	$22.74	$29.60
Income from Investment Operations
Net investment income (loss) A, B	.46	.47	.45	.40	.35
Net realized and unrealized gain (loss)	3.53	2.09	4.20	1.98	(3.57)
Total from investment operations	3.99	2.56	4.65	2.38	(3.22)
Distributions
Distributions from net investment income	(.47)	(.46)	(.44)	(.37)	(.41) C
Distributions from net realized gain	(1.32)	(2.37)	(.85)	(1.59)	(3.23) C
Total distributions	(1.80) D	(2.83)	(1.28) D	(1.96)	(3.64)
Net asset value, end of period	$28.45	$26.26	$26.53	$23.16	$22.74
Total Return E	16.02%	10.49%	21.19%	12.10%	(12.24)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.39%	.39%	.40%	.43%	.43%
Ratio of expenses to average net assets net of fee waivers, if any	.39%	.39%	.40%	.42%	.42%
Ratio of expenses to average net assets net of all reductions, if any	.39%	.39%	.40%	.42%	.42%
Ratio of net investment income (loss) to average net assets	1.69%	1.87%	1.86%	1.84%	1.39%
Net assets, end of period	$2,818,599,450	$2,964,306,795	$3,384,769,880	$3,702,482,394	$4,160,022,978
Portfolio turnover rate I	66% H	58% H	55% H	52% H	62% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Puritan® Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Puritan® Fund	Fidelity® Puritan® Fund and Class K
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

  2. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2026 was 9.59%.

The Board of Directors of Fidelity Private Credit Company LLC approved an Agreement and Plan of Merger (the "Merger Agreement") between Fidelity Private Credit Company LLC and Fidelity Private Credit Company II LLC, a Delaware limited liability company. The Merger Agreement provided for the transfer of all the assets and the assumption of all the liabilities of Fidelity Private Credit Company LLC in exchange for corresponding units of Fidelity Private Credit Company II LLC equal in value to the net assets of Fidelity Private Credit Company LLC on the day the reorganization was effective. The reorganization occurred on July 31, 2026. The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their unit holders. In addition, Fidelity Private Credit Company II LLC was re-named Fidelity Private Credit Company LLC effective July 31, 2026.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$109,781,745	Discounted cash flow	Discount rate	4.8% - 4.9% / 4.8%	Decrease
			Term	3.3 - 4.8 / 4.1	Increase
			Probability rate	34.5%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 16.5 / 11.6	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.0 - 15.0 / 8.8	Increase
			Enterprise value/Net income multiple (EV/NI)	13.3 - 43.8 / 27.4	Increase
		Black scholes	Discount rate	4.1%	Increase
			Term	1.0	Increase
			Volatility	70.0%	Increase
Convertible Preferred Stocks	$255,417,342	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 21.5. / 15.9	Increase
		Black scholes	Discount rate	4.3%	Increase
			Term	3.0	Increase
			Volatility	55.0%	Increase

* Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end, as well as a roll forward of Level 3 instruments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Fund is subject to a tax imposed on capital gains by certain countries in which the Fund invests. Any estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the applicable Fund's Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the Consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: certain foreign taxes, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), redemptions in-kind, short-term gain distributions from the underlying mutual funds or ETFs, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Puritan® Fund	25,019,267,874	9,766,680,928	(1,329,217,956)	8,437,462,972

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Puritan® Fund	437,144,508	2,874,098,366	8,437,469,238

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Puritan® Fund	549,036,245	1,576,123,180	2,125,159,425

August 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Puritan® Fund	545,091,076	2,818,427,404	3,363,518,480

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity® Puritan® Fund	Fidelity Private Credit Company LLC	5,780,002	-

Consolidated Subsidiary.
Certain investments are held through a wholly-owned subsidiary (Subsidiary), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity® Puritan® Fund	50,212,710.15

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as deferred taxes in the Consolidated Statement of Assets and Liabilities and included in change in net unrealized appreciation (depreciation) on investment securities in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as restricted cash in the Consolidated Statement of Assets and Liabilities, if applicable.

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options . Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Puritan® Fund
Equity Risk
Written Options	-	(6,101,670)	4,792,650	10,058,874
Total Equity Risk	-	(6,101,670)	4,792,650	10,058,874

Totals	-	(6,101,670)	4,792,650	10,058,874

Value of Derivative Assets/Liabilities Legend
For written options, gross value is presented in the Consolidated Statement of Assets and Liabilities in the written options, at value line-item.

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Puritan® Fund
Written Options	29,927,997

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Consolidated Schedule of Investments under the caption "Written Options".

  5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Puritan® Fund	21,278,211,988	23,904,614,393

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

August 31, 2026
	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® Puritan® Fund	593,046	346,465	6,297,910	6,644,375	15,994,461

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® Puritan® Fund	7,204,781	4,006,646	70,623,899	74,630,545	191,460,025

  6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Puritan® Fund
Fidelity® Puritan® Fund	0.47
Class K	0.39

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Puritan® Fund
Fidelity® Puritan® Fund	0.44
Class K	0.39

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Puritan® Fund	$1,109,690

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Puritan® Fund	261,933

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Puritan® Fund	Borrower	25,468,690	4.13	122,861

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Puritan® Fund	1,164,755,357	1,935,386,322	299,264,442

  7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Consolidated Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Puritan® Fund	61,197	40	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity® Puritan® Fund	59,812,219

  9. Expense Reductions.
The investment adviser has contractually agreed to waive management fee with respect to the portion of assets invested in Fidelity Private Credit Company LLC. During the period, this waiver reduced management fee as presented in the table below.

	Expiration Date	Waiver ($)
Fidelity® Puritan® Fund	December 31, 2027	361,495

  10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Puritan® Fund
Fidelity® Puritan® Fund	1,928,178,728	3,021,164,767
Class K	196,980,697	342,353,713
Total	2,125,159,425	3,363,518,480

  11. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Puritan® Fund
Fidelity® Puritan® Fund
Shares sold	75,204,798	99,355,294	2,028,388,486	2,512,212,440
Reinvestment of distributions	69,348,473	112,943,922	1,793,317,258	2,817,707,494
Shares redeemed	(167,380,401)	(172,672,011)	(4,512,778,363)	(4,325,077,549)
Net increase (decrease)	(22,827,130)	39,627,205	(691,072,619)	1,004,842,385
Class K
Shares sold	11,981,661	16,237,143	323,017,158	408,167,345
Reinvestment of distributions	7,626,164	13,732,699	196,903,325	342,340,336
Shares redeemed	(33,395,425)	(44,689,024)	(897,544,538)	(1,131,033,744)
Net increase (decrease)	(13,787,600)	(14,719,182)	(377,624,055)	(380,526,063)

  12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Puritan Fund and its subsidiaries (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related consolidated statement of operations for the year ended August 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the consolidated financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2026, $3,345,010,622, or, if subsequently determined to be different, the net capital gain of such year.

A total of 29.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $351,469,852 of distributions paid in the calendar year in 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $291,627,118 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Puritan designates 6%, 24%, 38%, and 38% and Class K designates 6%, 23%, 37%, and 37% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Puritan designates 6.71%, 28.08%, 44.17%, and 44.13% and Class K designates 6.50%, 26.95%, 42.79%, and 43.09% of dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Puritan designates 0.23%, 0.96%, 0.58% and 0.58%, Class K designates 0.23%, 0.92%, 0.56% and 0.56% of the dividends distributed in October, December, April and July, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Puritan Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class generally determined by selecting the largest non-12b-1 class by asset total in a given fund category; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class (retail class), the Board considered the effective management fee rate for the retail class, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons of the retail class of the fund relative to the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies,
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.536193.130
PUR-ANN-1026
Fidelity® Balanced K6 Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Balanced K6 Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Common Stocks - 64.4%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE ADR (b)	3,487	3,597,398
Pharmaceuticals - 0.1%
UCB SA	10,753	2,689,129
TOTAL BELGIUM		6,286,527
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	2,185	329,564
CANADA - 0.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Athabasca Oil Corp (b)	393,304	3,016,575
Greenfire Resources Ltd (b)	8,835	54,424
Greenfire Resources Ltd rights 9/15/2026 (b)	8,835	9,806
Imperial Oil Ltd (c)	20,089	2,640,074
South Bow Corp (United States)	22,958	867,124
Suncor Energy Inc	23,301	1,559,004
TOTAL ENERGY		8,147,007
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	7,977	480,374
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (b)	18,026	2,656,492
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	6,562	495,628
Metals & Mining - 0.1%
Altius Minerals Corp	21,476	998,066
Metalla Royalty & Streaming Ltd (b)	15,390	160,363
Teck Resources Ltd Class B (United States)	4,846	330,110
		1,488,539
TOTAL MATERIALS		1,984,167
TOTAL CANADA		13,268,040
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	18,895	577,242
GERMANY - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	5,800	241,117
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	46,248	1,667,240
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	1,626	2,757,713
NXP Semiconductors NV	6,627	1,488,689

TOTAL NETHERLANDS		4,246,402
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	28,613	716,101
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	9,390	440,987
TAIWAN - 1.1%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Elite Material Co Ltd	9,000	1,555,727
Unimicron Technology Corp	52,000	1,637,329
		3,193,056
Semiconductors & Semiconductor Equipment - 1.0%
MediaTek Inc	46,000	5,694,535
Taiwan Semiconductor Manufacturing Co Ltd	73,737	5,544,620
Taiwan Semiconductor Manufacturing Co Ltd ADR	28,968	12,030,990
		23,270,145
TOTAL TAIWAN		26,463,201
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	39,886	2,216,465
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (b)(e)(f)	182,820	599,485
TOTAL UNITED KINGDOM		2,815,950
UNITED STATES - 62.1%
Communication Services - 6.5%
Diversified Telecommunication Services - 0.1%
AT&T Inc	65,634	1,699,264
Space Exploration Technologies Corp (d)	500	68,252
Space Exploration Technologies Corp - 180 Day Lockup Final Release (d)	1,707	245,279
Space Exploration Technologies Corp - October 24, 2026 Lockup Release (d)	908	130,470
Space Exploration Technologies Corp - October 9, 2026 Lockup Release (d)	908	130,471
Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup (d)	3,632	495,788
Space Exploration Technologies Corp - September 24, 2026 Lockup Release (d)	908	130,471
Space Exploration Technologies Corp - September 9, 2026 Lockup Release (d)	908	130,471
Space Exploration Technologies Corp Class A	918	131,907
		3,162,373
Entertainment - 0.5%
Lionsgate Studios Corp (b)	41,708	472,552
Live Nation Entertainment Inc (b)	5,999	1,079,160
Netflix Inc (b)	4,309	349,244
Take-Two Interactive Software Inc (b)	6,744	1,481,657
TKO Group Holdings Inc Class A	3,646	665,796
Walt Disney Co/The	52,857	5,684,770
Warner Bros Discovery Inc (b)	53,947	1,539,108
		11,272,287
Interactive Media & Services - 5.8%
Alphabet Inc Class A	315,419	107,037,438
Alphabet Inc Class C	3,194	1,071,300
Epic Games Inc (b)(e)(f)	182	67,043
Meta Platforms Inc Class A	60,737	34,762,215
		142,937,996
Media - 0.1%
AppLovin Corp Class A (b)	1,604	500,544
Charter Communications Inc Class A (b)	1,141	173,934
Fox Corp Class A	6,345	427,336
Fox Corp Class B	12,926	778,404
Magnite Inc (b)	31,654	743,552
Paramount Skydance Corp Class B	9,056	98,801
		2,722,571
TOTAL COMMUNICATION SERVICES		160,095,227
Consumer Discretionary - 6.0%
Automobiles - 1.1%
General Motors Co	26,435	2,281,869
Tesla Inc (b)	63,941	23,527,091
Waymo LLC Class B (e)(f)	500	82,160
		25,891,120
Broadline Retail - 2.8%
Amazon.com Inc (b)	266,584	69,250,526
Distributors - 0.1%
Genuine Parts Co	10,092	1,369,182
LKQ Corp	37,601	943,785
		2,312,967
Diversified Consumer Services - 0.0%
Service Corp International/US	18,451	1,506,340
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	16,270	2,980,989
Booking Holdings Inc	19,988	3,979,411
Carnival Corp Ltd	60,516	1,445,727
Cava Group Inc (b)	5,781	380,101
Chipotle Mexican Grill Inc (b)	46,025	1,750,331
Churchill Downs Inc	13,645	1,193,665
Domino's Pizza Inc	4,568	1,562,530
DoorDash Inc Class A (b)	5,705	1,322,077
Expedia Group Inc Class A	3,705	1,174,930
Marriott International Inc/MD Class A1	8,137	2,780,901
Red Rock Resorts Inc Class A	6,683	375,317
Starbucks Corp	20,372	2,164,525
Wingstop Inc	4,378	479,303
Wyndham Hotels & Resorts Inc	13,366	984,540
Wynn Resorts Ltd	3,418	311,995
Yum! Brands Inc	13,836	2,121,197
		25,007,539
Household Durables - 0.1%
PulteGroup Inc	14,033	1,772,649
Somnigroup International Inc	12,695	822,001
		2,594,650
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	300	18,521
Specialty Retail - 0.8%
Bath & Body Works Inc	21,657	416,897
Bob's Discount Furniture Inc (c)	27,604	464,575
Dick's Sporting Goods Inc	3,339	451,099
Floor & Decor Holdings Inc Class A (b)	14,588	733,339
Home Depot Inc/The	11,362	3,724,804
Lithia Motors Inc	1,807	663,747
Lowe's Cos Inc	40,499	8,290,146
Ross Stores Inc	17,085	3,904,606
Valvoline Inc (b)	17,369	556,850
		19,206,063
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	34,841	1,360,889
PVH Corp	6,223	461,498
		1,822,387
TOTAL CONSUMER DISCRETIONARY		147,610,113
Consumer Staples - 2.8%
Beverages - 0.9%
Coca-Cola Co/The	137,455	12,188,135
Constellation Brands Inc Class A	5,233	683,534
Keurig Dr Pepper Inc	108,843	3,467,738
Monster Beverage Corp (b)	32,901	1,510,814
PepsiCo Inc	23,029	3,231,890
		21,082,111
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (b)	15,124	1,370,991
Costco Wholesale Corp	9,993	9,432,293
Kroger Co/The	19,169	1,102,984
Target Corp	12,523	2,014,700
Walmart Inc	95,901	10,057,138
		23,978,106
Food Products - 0.2%
Bunge Global SA	8,055	936,072
McCormick & Co Inc/MD	8,462	458,809
Mondelez International Inc	47,487	2,947,518
		4,342,399
Household Products - 0.4%
Colgate-Palmolive Co	11,513	1,034,098
Procter & Gamble Co/The	66,508	9,651,641
		10,685,739
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	2,459	251,556
Kenvue Inc	157,131	2,966,633
		3,218,189
Tobacco - 0.2%
Philip Morris International Inc	28,423	5,323,628
TOTAL CONSUMER STAPLES		68,630,172
Energy - 1.9%
Energy Equipment & Services - 0.0%
SLB Ltd	18,160	1,091,416
Oil, Gas & Consumable Fuels - 1.9%
Chevron Corp	25,349	5,225,443
ConocoPhillips	40,123	5,315,896
Expand Energy Corp	4,753	466,554
ExxonMobil Holdings Corp	133,708	21,520,303
Phillips 66	13,587	3,350,282
Shell PLC ADR	37,465	3,426,174
Sunoco LP	10,320	784,733
Valero Energy Corp	15,041	5,398,516
		45,487,901
TOTAL ENERGY		46,579,317
Financials - 8.0%
Banks - 2.4%
Bank of America Corp	291,629	18,063,500
BOK Financial Corp	2,732	371,771
Citigroup Inc	48,389	6,368,960
Huntington Bancshares Inc/OH	142,233	2,373,158
JPMorgan Chase & Co	18,462	6,572,841
KeyCorp	88,374	1,909,762
Truist Financial Corp	44,096	2,186,280
UMB Financial Corp	5,115	724,437
US Bancorp	55,040	3,389,363
Wells Fargo & Co	183,410	15,844,790
		57,804,862
Capital Markets - 2.2%
Blackrock Inc	5,268	6,087,753
Blue Owl Capital Inc Class A	128,210	1,569,290
Carlyle Group Inc/The	30,858	1,493,219
Charles Schwab Corp/The	116,962	12,844,768
Evercore Inc Class A	4,737	1,356,819
Hamilton Lane Inc Class A	11,419	1,242,616
Intercontinental Exchange Inc	34,966	5,619,036
KKR & Co Inc Class A	78,200	8,580,105
Lincoln International Inc Class A	18,835	475,395
Moody's Corp	6,569	3,314,980
Nasdaq Inc	29,748	2,933,450
State Street Corp	25,527	4,885,357
StepStone Group Inc Class A	23,440	1,224,974
Virtu Financial Inc Class A	33,611	2,206,226
		53,833,988
Consumer Finance - 0.2%
Capital One Financial Corp	25,783	5,530,711
SLM Corp	46,765	1,214,487
		6,745,198
Financial Services - 2.1%
Apollo Global Management Inc	37,338	5,099,624
Berkshire Hathaway Inc Class A (b)	4	3,026,600
Berkshire Hathaway Inc Class B (b)	9,176	4,624,979
Corebridge Financial Inc	87,290	2,840,417
Corpay Inc (b)	8,088	3,269,978
Global Payments Inc	28,438	2,589,280
Mastercard Inc Class A	50,004	29,467,858
		50,918,736
Insurance - 1.1%
American Financial Group Inc/OH	6,648	947,671
Arthur J Gallagher & Co	17,538	4,597,587
Baldwin Insurance Group Inc/The Class A (b)	79,350	2,447,948
Brown & Brown Inc	45,662	3,295,427
Chubb Ltd	20,016	6,777,418
Fidelity National Financial Inc	28,551	1,326,193
Hartford Insurance Group Inc/The	13,300	1,827,154
Reinsurance Group of America Inc	17,793	4,377,790
Unum Group	14,371	1,339,665
		26,936,853
TOTAL FINANCIALS		196,239,637
Health Care - 5.6%
Biotechnology - 0.9%
AbbVie Inc	20,635	5,291,227
Alnylam Pharmaceuticals Inc (b)	1,872	450,572
Biogen Inc (b)	4,670	1,011,756
Cogent Biosciences Inc (b)	32,322	1,131,270
Dianthus Therapeutics Inc (b)	5,041	532,380
Gilead Sciences Inc	44,709	6,542,715
Kymera Therapeutics Inc (b)	5,103	606,287
Moderna Inc (b)	16,766	2,352,940
Natera Inc (b)	4,550	1,464,918
Oruka Therapeutics Inc (b)	2,492	230,808
Relay Therapeutics Inc (b)	17,666	324,701
Revolution Medicines Inc (b)	4,232	869,972
Roivant Sciences Ltd (b)	17,312	599,688
Vaxcyte Inc (b)	15,875	964,248
		22,373,482
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp (b)	32,104	2,913,439
Intuitive Surgical Inc (b)	2,885	1,087,241
Shoulder Innovations Inc (b)	16,691	349,843
Stryker Corp	1,258	407,340
		4,757,863
Health Care Providers & Services - 0.8%
Cencora Inc	11,189	3,620,760
CVS Health Corp	35,697	3,352,305
Guardant Health Inc (b)	9,359	1,488,268
UnitedHealth Group Inc	31,030	12,083,393
		20,544,726
Life Sciences Tools & Services - 1.1%
Bruker Corp	12,729	738,409
Danaher Corp	21,282	4,544,984
Illumina Inc (b)	5,682	1,213,846
Repligen Corp (b)	12,426	2,248,857
Thermo Fisher Scientific Inc	17,979	11,094,842
Waters Corp (b)	9,805	4,065,447
West Pharmaceutical Services Inc	9,074	3,095,232
		27,001,617
Pharmaceuticals - 2.6%
Amylyx Pharmaceuticals Inc (b)	35,708	1,205,145
Axsome Therapeutics Inc (b)	1,680	333,514
Bristol-Myers Squibb Co	59,264	3,959,428
Elanco Animal Health Inc (b)	114,945	2,749,484
Eli Lilly & Co	20,897	24,172,187
Enliven Therapeutics Inc (b)	8,547	494,786
Jazz Pharmaceuticals PLC (b)	13,585	3,405,488
Johnson & Johnson	38,464	10,225,654
MBX Biosciences Inc (b)	6,141	378,286
Merck & Co Inc	99,228	14,661,929
Roche Holding AG	4,288	1,871,474
		63,457,375
TOTAL HEALTH CARE		138,135,063
Industrials - 5.5%
Aerospace & Defense - 1.7%
Boeing Co (b)	30,710	6,380,924
GE Aerospace	40,757	13,682,533
Howmet Aerospace Inc	28,218	6,911,999
Lockheed Martin Corp	8,326	4,672,801
Northrop Grumman Corp	5,207	2,810,218
RTX Corp	12,335	2,562,350
TransDigm Group Inc	2,822	3,306,650
		40,327,475
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	2,456	367,565
FedEx Corp	4,661	1,526,011
		1,893,576
Building Products - 0.4%
Trane Technologies PLC	21,090	9,372,396
Commercial Services & Supplies - 0.2%
Cintas Corp	12,616	2,545,783
Republic Services Inc	13,629	3,010,919
Waste Connections Inc (United States)	2,675	442,230
		5,998,932
Construction & Engineering - 0.2%
MasTec Inc (b)	354	84,882
Quanta Services Inc	6,412	3,892,661
		3,977,543
Electrical Equipment - 0.8%
AMETEK Inc	22,224	5,226,418
Eaton Corp PLC	11,341	4,557,721
GE Vernova Inc	10,164	9,132,659
Nextpower Inc (b)	1,885	154,627
		19,071,425
Ground Transportation - 0.4%
CSX Corp	54,541	2,754,866
Fedex Freight Holding Co Inc	2,290	306,264
Old Dominion Freight Line Inc	13,527	2,704,859
Uber Technologies Inc (b)	44,169	3,341,385
Union Pacific Corp	5,882	1,768,541
		10,875,915
Machinery - 1.5%
Caterpillar Inc	11,907	9,495,475
Cummins Inc	9,987	5,636,663
Dover Corp	11,674	2,267,441
Ingersoll Rand Inc	26,191	2,018,017
PACCAR Inc	34,335	4,262,004
Parker-Hannifin Corp	10,149	9,940,337
Westinghouse Air Brake Technologies Corp	11,708	3,347,668
		36,967,605
Professional Services - 0.1%
TransUnion	38,941	3,306,480
Trading Companies & Distributors - 0.1%
Fastenal Co	33,291	1,641,579
United Rentals Inc	1,508	1,565,304
		3,206,883
TOTAL INDUSTRIALS		134,998,230
Information Technology - 22.2%
Communications Equipment - 1.0%
Arista Networks Inc (b)	70,195	13,736,460
Cisco Systems Inc	79,097	8,739,428
Lumentum Holdings Inc (b)	338	309,188
Motorola Solutions Inc	3,148	1,527,724
		24,312,800
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	38,379	6,084,990
Coherent Corp (b)	1,289	358,123
Corning Inc	15,937	2,370,310
Flex Ltd (b)	4,109	448,908
Keysight Technologies Inc (b)	1,644	530,519
		9,792,850
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices Inc (b)	41,504	19,536,763
Applied Materials Inc	12,059	5,527,725
Axcelis Technologies Inc (b)	1,745	201,251
Broadcom Inc	96,242	35,642,263
Cerebras Systems Inc B - 180 Day Lockup Final Release (d)	64	11,791
Cerebras Systems Inc B - Lockup Released	115	21,189
Cerebras Systems Inc B - October 14, 2026 Lockup Release (d)	27	4,974
Cerebras Systems Inc B - October 28, 2026 Lockup Release (d)	27	4,974
Cerebras Systems Inc B - September 16, 2026 Lockup Release (d)	20	3,685
Cerebras Systems Inc B - September 2, 2026 Lockup Release (d)	20	3,685
Cerebras Systems Inc B - September 30, 2026 Lockup Release (d)	27	4,974
Intel Corp (b)	127,514	11,413,778
KLA Corp	24,037	4,217,292
Lam Research Corp	30,123	9,081,783
MACOM Technology Solutions Holdings Inc (b)	10,914	2,879,441
Marvell Technology Inc	19,687	4,166,950
Micron Technology Inc	29,399	28,185,703
Monolithic Power Systems Inc	926	1,173,955
NVIDIA Corp	642,636	141,881,177
Rambus Inc (b)	6,429	557,330
SiTime Corp (b)	5,648	3,193,492
Teradyne Inc	3,616	1,264,985
Veeco Instruments Inc (b)	4,913	217,646
		269,196,806
Software - 5.1%
Cadence Design Systems Inc (b)	7,529	2,550,675
Canva Inc Class A (b)(e)(f)	200	299,465
Crowdstrike Holdings Inc Class A (b)	33,830	7,814,730
Datadog Inc Class A (b)	48,741	11,553,567
Microsoft Corp	157,349	79,821,574
Oracle Corp	9,800	1,461,376
Palantir Technologies Inc Class A (b)	52,070	9,704,807
Palo Alto Networks Inc (b)	25,289	9,663,686
Synopsys Inc (b)	5,691	2,501,707
		125,371,587
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	345,698	109,534,411
Sandisk Corp (b)	1,017	1,593,334
Seagate Technology Holdings PLC	5,179	4,290,180
Western Digital Corp	3,942	1,776,068
		117,193,993
TOTAL INFORMATION TECHNOLOGY		545,868,036
Materials - 1.2%
Chemicals - 0.7%
Air Products and Chemicals Inc	5,103	1,579,174
Albemarle Corp	8,796	1,187,196
CF Industries Holdings Inc	2,060	267,862
Corteva Inc	18,316	1,550,083
Dow Inc	11,859	361,937
Ecolab Inc	7,836	2,219,155
Linde PLC	12,147	5,946,928
LyondellBasell Industries NV Class A1	9,413	612,598
Sherwin-Williams Co/The	4,068	1,378,279
Solstice Advanced Materials Inc	5,035	319,169
		15,422,381
Construction Materials - 0.1%
CRH PLC	10,864	1,024,367
James Hardie Industries PLC (b)	29,773	884,555
Martin Marietta Materials Inc	2,601	1,349,139
		3,258,061
Containers & Packaging - 0.1%
Packaging Corp of America	973	227,624
Smurfit Westrock PLC	23,817	1,117,017
		1,344,641
Metals & Mining - 0.3%
Freeport-McMoRan Inc	39,333	2,979,081
Newmont Corp	24,537	3,093,134
Nucor Corp	8,420	2,101,969
Uranium Royalty Corp	100,775	424,263
		8,598,447
TOTAL MATERIALS		28,623,530
Real Estate - 1.2%
Health Care REITs - 0.2%
Ventas Inc	57,188	5,213,830
Industrial REITs - 0.1%
Prologis Inc	20,322	2,843,454
Terreno Realty Corp	7,938	525,575
		3,369,029
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	26,802	283,029
CoStar Group Inc (b)	7,150	229,300
Jones Lang LaSalle Inc (b)	4,442	1,625,195
		2,137,524
Residential REITs - 0.1%
Camden Property Trust	22,622	2,393,408
Invitation Homes Inc	19,623	571,814
		2,965,222
Retail REITs - 0.1%
Acadia Realty Trust	30,075	615,635
Federal Realty Investment Trust	4,821	559,381
Macerich Co/The	79,752	1,883,742
		3,058,758
Specialized REITs - 0.6%
American Tower Corp	17,314	3,042,070
Equinix Inc	5,264	5,509,935
Extra Space Storage Inc	14,604	2,060,624
SBA Communications Corp Class A	2,664	505,254
VICI Properties Inc	41,819	1,072,657
		12,190,540
TOTAL REAL ESTATE		28,934,903
Utilities - 1.2%
Electric Utilities - 0.9%
Alliant Energy Corp	15,485	1,052,670
American Electric Power Co Inc	18,774	2,298,501
Constellation Energy Corp	8,313	2,284,163
Duke Energy Corp	14,083	1,688,693
Entergy Corp	16,412	1,744,760
Evergy Inc	13,244	1,073,029
NextEra Energy Inc	56,500	4,652,210
NRG Energy Inc	9,797	1,078,846
PG&E Corp	82,314	1,092,307
Pinnacle West Capital Corp	4,946	482,926
PPL Corp	35,675	1,217,588
Southern Co/The	15,103	1,329,064
Xcel Energy Inc	22,798	1,725,581
		21,720,338
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	9,866	1,355,292
Multi-Utilities - 0.2%
Ameren Corp	12,656	1,341,663
CenterPoint Energy Inc	30,953	1,225,739
Dominion Energy Inc	13,273	876,150
NiSource Inc	21,682	887,227
Sempra	20,531	1,677,383
		6,008,162
Water Utilities - 0.0%
American Water Works Co Inc	6,166	852,326
TOTAL UTILITIES		29,936,118
TOTAL UNITED STATES		1,525,650,346
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	5,965	198,410
TOTAL COMMON STOCKS (Cost $885,737,629)		1,582,901,127

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (b)(e)(f)	1,863	615,666
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(e)(f)	957	214,673
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(e)(f)	6,632	85,552
UNITED STATES - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(e)(f)	1,516	249,109
Waymo LLC Series D-2 (e)(f)	1,700	279,344
TOTAL CONSUMER DISCRETIONARY		528,453
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(e)(f)	2,024	1,963
ABL Space Systems Co Series A9 (b)(e)(f)	1,315	1,276
Anduril Industries Inc Series H (e)(f)	2,100	154,350
TOTAL INDUSTRIALS		157,589
Information Technology - 0.6%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(e)(f)	6,103	137,684
IT Services - 0.0%
Gupshup Inc (b)(e)(f)	3,298	21,997
Software - 0.6%
Algolia Inc Series D (b)(e)(f)	3,612	65,955
Anthropic PBC Series F (b)(e)(f)	2,200	1,710,566
Anthropic PBC Series G (e)(f)	6,200	4,820,686
Anthropic PBC Series H (e)(f)	5,100	3,965,403
Databricks Inc Series G (b)(e)(f)	444	112,332
Databricks Inc Series H (b)(e)(f)	2,574	651,222
Databricks Inc Series L (e)(f)	399	100,947
OpenAI Group Pbc Series A-2 (e)(f)	602	413,990
OpenAI Group Pbc Series A-3 (e)(f)	77	52,952
OpenAI Group Pbc Series C (e)(f)	100	68,769
Skyryse Inc Series B (b)(e)(f)	7,300	169,068
World Labs Technologies Inc Series C (e)(f)	1,100	358,732
World Labs Technologies Inc Series C PRIME (e)(f)	1,363	473,997
		12,964,619
TOTAL INFORMATION TECHNOLOGY		13,124,300
TOTAL UNITED STATES		13,810,342
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,868,766)		14,726,233

Fixed-Income Funds - 34.3%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (g) (Cost $882,218,359)	8,714,743	842,105,636

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(e)(f) (Cost $217,134)	12,063	85,889

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/15/2026 (i)	3.73	20,000	19,909
US Treasury Bills 0% 11/19/2026 (i)	3.74	310,000	307,456
US Treasury Bills 0% 11/5/2026 (i)	3.76	100,000	99,324
US Treasury Bills 0% 9/17/2026 (i)	3.67	730,000	728,819
US Treasury Bills 0% 9/24/2026 (i)	3.72	220,000	219,487
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,375,024)			1,374,995

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	18,188,170	18,191,807
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	3,550	3,550
TOTAL MONEY MARKET FUNDS (Cost $18,194,510)			18,195,357

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,795,611,422)	2,459,389,237
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,276,897)
NET ASSETS - 100.0%	2,457,112,340

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	24	9/2026	9,238,800	157,277

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,365,285 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,860,275 or 0.6% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $898,767.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	80,344

ABL Space Systems Co Series A9	10/22/2021	79,963

Algolia Inc Series D	7/23/2021	105,633

Anduril Industries Inc Series H	5/12/2026	144,801

Anthropic PBC Series F	8/18/2025	310,129

Anthropic PBC Series G	1/27/2026	1,606,646

Anthropic PBC Series H	5/28/2026	3,003,948

Astranis Space Technologies Corp Series C	3/19/2021	133,783

Bolt Technology OU Series E	1/3/2022	248,625

Bytedance Ltd Series E1	11/18/2020	204,137

Canva Inc Class A	8/19/2025 - 11/12/2025	329,228

Checkr Inc Series E	8/24/2021	217,134

Databricks Inc Series G	2/1/2021	26,250

Databricks Inc Series H	8/31/2021	189,149

Databricks Inc Series L	12/18/2025	75,810

Epic Games Inc	3/29/2021	161,070

Gupshup Inc	6/8/2021	75,409

OpenAI Group Pbc Series A-2	9/30/2024	113,208

OpenAI Group Pbc Series A-3	8/4/2025	23,700

OpenAI Group Pbc Series C	3/27/2026	68,769

Skyryse Inc Series B	10/21/2021	180,164

Starling Bank Ltd	6/18/2021	326,861

Waymo LLC Class B	4/22/2026	82,158

Waymo LLC Series C2	10/18/2024	118,553

Waymo LLC Series D-2	2/2/2026	279,337

World Labs Technologies Inc Series C	2/17/2026	286,262

World Labs Technologies Inc Series C PRIME	2/17/2026	461,117

Xsight Labs Ltd Series D	2/16/2021	53,029

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc B - 180 Day Lockup Final Release	11/9/2026

Cerebras Systems Inc B - October 14, 2026 Lockup Release	10/14/2026

Cerebras Systems Inc B - October 28, 2026 Lockup Release	10/28/2026

Cerebras Systems Inc B - September 16, 2026 Lockup Release	9/16/2026

Cerebras Systems Inc B - September 2, 2026 Lockup Release	9/2/2026

Cerebras Systems Inc B - September 30, 2026 Lockup Release	9/30/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp - 180 Day Lockup Final Release	12/8/2026

Space Exploration Technologies Corp - October 24, 2026 Lockup Release	10/24/2026

Space Exploration Technologies Corp - October 9, 2026 Lockup Release	10/9/2026

Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup	11/9/2026

Space Exploration Technologies Corp - September 24, 2026 Lockup Release	9/24/2026

Space Exploration Technologies Corp - September 9, 2026 Lockup Release	9/9/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	22,763,380	447,757,045	452,327,818	1,075,056	(1,647)	847	18,191,807	18,188,170
Fidelity High Income Central Fund	2	-	2	-	-	-	-	-
Fidelity Investment Grade Bond Central Fund	734,554,332	164,482,482	36,654,078	34,020,458	(2,285,946)	(17,991,154)	842,105,636	8,714,743
Fidelity Securities Lending Cash Central Fund	4,467,435	59,175,428	63,639,384	17,353	71	-	3,550	3,550
	761,785,149	671,414,955	552,621,282	35,112,867	(2,287,522)	(17,990,307)	860,300,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	160,095,227	158,696,982	1,331,202	67,043
Consumer Discretionary	148,187,355	148,105,195	-	82,160
Consumer Staples	70,846,637	70,846,637	-	-
Energy	55,442,425	54,726,324	716,101	-
Financials	196,839,122	196,239,637	-	599,485
Health Care	147,010,191	147,010,191	-	-
Industrials	134,998,230	134,998,230	-	-
Information Technology	579,475,248	564,709,489	14,466,294	299,465
Materials	31,135,671	31,135,671	-	-
Real Estate	28,934,903	28,934,903	-	-
Utilities	29,936,118	29,936,118	-	-

Convertible Preferred Stocks
Communication Services	615,666	-	-	615,666
Consumer Discretionary	528,453	-	-	528,453
Industrials	157,589	-	-	157,589
Information Technology	13,424,525	-	-	13,424,525

Fixed-Income Funds	842,105,636	842,105,636	-	-

Non-Convertible Preferred Stocks
Industrials	85,889	-	-	85,889

U.S. Treasury Obligations	1,374,995	-	1,374,995	-

Money Market Funds	18,195,357	18,195,357	-	-
Total Investments in Securities:	2,459,389,237	2,425,640,370	17,888,592	15,860,275
Derivative Instruments:

Assets
Futures Contracts	157,277	157,277	-	-
Total Assets	157,277	157,277	-	-
Total Derivative Instruments:	157,277	157,277	-	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,599,088,244
Investments in securities, at value - affiliated issuers	860,300,993
Cash	4,726
Foreign currency held at value	2,687
Receivable for investments sold	632,155
Receivable for fund shares sold	1,337,262
Dividends receivable	1,110,797
Distributions receivable from affiliated funds	3,298,508
Other receivables	14,777
Total assets	2,465,790,149
Liabilities
Payable for investments purchased	4,082,714
Payable for fund shares redeemed	3,886,087
Accrued management fee	658,824
Payable for variation margin on futures contracts	46,634
Collateral on securities loaned	3,550
Total liabilities	8,677,809
Net Assets	$2,457,112,340
Net assets consist of:
Paid in capital	1,619,562,656
Total accumulated earnings (loss)	837,549,684
Net Assets	$2,457,112,340

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($2,457,112,340/128,085,358 shares)	$19.18

Other Information
Unaffiliated issuers, cost	895,198,553
Affiliated issuers, cost	900,412,869
Foreign currency holdings, cost	2,556
Securities loaned, market value	3,092,222
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$14,213,514
Dividends - affiliated issuers	35,112,867
Security lending income - unaffiliated issuers	501
Interest	60,637
Total investment income	49,387,519
Expenses
Management fee	7,292,576
Independent trustees' fees and expenses	7,596
Total expenses	7,300,172
Expense reductions	(351)
Total expenses after reductions	7,299,821
Net investment income (loss)	42,087,698
Net realized gain (loss)
Investments - unaffiliated issuers	200,033,559
Investments - affiliated issuers	(2,287,522)
Foreign currency transactions	(128,162)
Futures contracts	2,121,556
Net realized gain (loss)	199,739,431
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	162,655,353
Investments - affiliated issuers	(17,990,307)
Assets and liabilities in foreign currencies	(2,958)
Futures contracts	(141,562)
Total change in net unrealized appreciation (depreciation)	144,520,526
Net gain (loss)	344,259,957
Net increase (decrease) in net assets resulting from operations	$386,347,655
Other Information
Income from securities lending - Affiliated Issuers	17,353
Realized gain loss on foreign taxes	(64,600)
Change in unrealized gain loss on foreign taxes	54,841

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,087,698	$42,133,347
Net realized gain (loss)	199,739,431	76,244,919
Change in net unrealized appreciation (depreciation)	144,520,526	107,735,560
Net increase (decrease) in net assets resulting from operations	$386,347,655	$226,113,826
Distributions to shareholders
Distributions to shareholders	(132,619,847)	(58,867,524)
Total distributions	(132,619,847)	(58,867,524)
Net increase (decrease) in net assets resulting from share transactions	104,308,233	(4,050,655)
Total increase (decrease) in net assets	358,036,041	163,195,647
Net Assets
Beginning of period	2,099,076,299	1,935,880,652
End of period	$2,457,112,340	$2,099,076,299
Financial Highlights
Fidelity® Balanced K6 Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$17.21	$15.90	$13.50	$12.53	$14.97
Income from Investment Operations
Net investment income (loss) A, B	.33	.32	.30	.24	.17
Net realized and unrealized gain (loss)	2.72	1.45	2.38	1.20	(1.98)
Total from investment operations	3.05	1.77	2.68	1.44	(1.81)
Distributions
Distributions from net investment income	(.33)	(.32)	(.28)	(.22)	(.16)
Distributions from net realized gain	(.75)	(.14)	-	(.24)	(.47)
Total distributions	(1.08)	(.46)	(.28)	(.47) C	(.63)
Net asset value, end of period	$19.18	$17.21	$15.90	$13.50	$12.53
Total Return D	18.55%	11.38%	20.11%	12.09%	(12.52)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.32%	.32%	.32%	.32%	.32%
Ratio of expenses to average net assets net of fee waivers, if any	.32%	.32%	.32%	.32%	.32%
Ratio of expenses to average net assets net of all reductions, if any	.32%	.32%	.32%	.32%	.32%
Ratio of net investment income (loss) to average net assets	1.85%	2.01%	2.04%	1.91%	1.23%
Net assets, end of period	$2,457,112,340	$2,099,076,299	$1,935,880,652	$1,601,596,035	$1,137,911,402
Portfolio turnover rate H	39% G	53% G	25% G	33% G	38% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Fund is subject to a tax imposed on capital gains by certain countries in which the Fund invests. Any estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: certain foreign taxes, foreign currency transactions, futures transactions, market discount, partnerships, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Balanced K6 Fund	1,802,698,560	719,855,500	(63,164,823)	656,690,677

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Balanced K6 Fund	70,252,428	110,604,048	656,693,208

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Balanced K6 Fund	46,176,716	86,443,131	132,619,847

August 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Balanced K6 Fund	41,557,765	17,309,759	58,867,524

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Balanced K6 Fund
Equity Risk
Futures Contracts	157,277	-	2,121,556	(141,562)
Total Equity Risk	157,277	-	2,121,556	(141,562)

Totals	157,277	-	2,121,556	(141,562)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Balanced K6 Fund
Futures Contracts	19,750,482

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Balanced K6 Fund	880,132,034	947,540,385

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

August 31, 2026
	Shares	Total Proceeds ($)
Fidelity® Balanced K6 Fund	4,910,797	91,486,660

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity® Balanced K6 Fund	2,685,588	43,807,188

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, the fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the fund's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Balanced K6 Fund	0.32

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Balanced K6 Fund	9,922

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Balanced K6 Fund	51,993,475	65,910,892	10,200,310

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Balanced K6 Fund	1,914	186	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Balanced K6 Fund	3,227,199

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Balanced K6 Fund	351

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Balanced K6 Fund
Fidelity® Balanced K6 Fund	132,619,847	58,867,524
Total	132,619,847	58,867,524

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Balanced K6 Fund
Shares sold	31,233,099	43,913,598	562,690,146	708,735,059
Reinvestment of distributions	7,703,548	3,277,241	132,498,523	52,168,683
Shares redeemed	(32,838,240)	(46,982,607)	(590,880,436)	(764,954,397)
Net increase (decrease)	6,098,407	208,232	104,308,233	(4,050,655)

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Balanced K6 Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2026, $135,012,218, or, if subsequently determined to be different, the net capital gain of such year.

A total of 34.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $20,950,099 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 6%, 21%, 41% and 41% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 7.04%, 23.78%, 44.01% and 44.01% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.50%, 1.68%, 1.18% and 1.18% of the dividends distributed in October, December, April and July respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Balanced K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of the fund relative to funds and classes in the asset-sized peer group. The total peer group and asset-sized peer group comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.9893903.107
BAL-K6-ANN-1026
Fidelity® Balanced Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Balanced Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Common Stocks - 64.0%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE ADR (b)	93,927	96,900,729
Pharmaceuticals - 0.1%
UCB SA	289,580	72,418,663
TOTAL BELGIUM		169,319,392
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	58,736	8,859,151
CANADA - 0.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Athabasca Oil Corp (b)	11,037,378	84,654,807
Greenfire Resources Ltd (b)(c)	236,789	1,458,621
Greenfire Resources Ltd rights 9/15/2026 (b)	114,549	127,149
Imperial Oil Ltd (c)	539,295	70,873,546
South Bow Corp (United States) (c)	610,491	23,058,245
Suncor Energy Inc	620,178	41,494,358
TOTAL ENERGY		221,666,726
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	213,693	12,868,592
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (b)	482,874	71,161,141
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	175,468	13,253,098
Metals & Mining - 0.1%
Altius Minerals Corp	574,704	26,708,529
Metalla Royalty & Streaming Ltd (b)	411,500	4,287,830
Teck Resources Ltd Class B (United States) (c)	129,704	8,835,436
		39,831,795
TOTAL MATERIALS		53,084,893
TOTAL CANADA		358,781,352
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	502,911	15,363,931
GERMANY - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	153,700	6,389,597
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,252,019	45,135,285
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	40,974	69,492,314
NXP Semiconductors NV	168,283	37,803,093

TOTAL NETHERLANDS		107,295,407
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	762,700	19,088,195
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	252,955	11,879,653
TAIWAN - 1.1%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Elite Material Co Ltd	247,000	42,696,076
Unimicron Technology Corp	1,408,000	44,333,824
		87,029,900
Semiconductors & Semiconductor Equipment - 1.0%
MediaTek Inc	1,249,000	154,618,996
Taiwan Semiconductor Manufacturing Co Ltd	2,617,000	196,784,119
Taiwan Semiconductor Manufacturing Co Ltd ADR	655,732	272,338,615
		623,741,730
TOTAL TAIWAN		710,771,630
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	1,065,317	59,199,666
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (b)(e)(f)	5,751,413	18,859,458
TOTAL UNITED KINGDOM		78,059,124
UNITED STATES - 61.7%
Communication Services - 6.6%
Diversified Telecommunication Services - 0.2%
AT&T Inc	2,547,357	65,951,072
Space Exploration Technologies Corp (d)	10,500	1,433,308
Space Exploration Technologies Corp - 180 Day Lockup Final Release (d)	113,252	16,273,180
Space Exploration Technologies Corp - October 24, 2026 Lockup Release (d)	50,955	7,321,724
Space Exploration Technologies Corp - October 9, 2026 Lockup Release (d)	50,955	7,321,724
Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup (d)	203,822	27,822,824
Space Exploration Technologies Corp - September 24, 2026 Lockup Release (d)	50,955	7,321,724
Space Exploration Technologies Corp - September 9, 2026 Lockup Release (d)	50,955	7,321,724
Space Exploration Technologies Corp Class A	50,945	7,320,287
		148,087,567
Entertainment - 0.5%
Lionsgate Studios Corp (b)	1,511,590	17,126,314
Live Nation Entertainment Inc (b)	190,216	34,217,956
Netflix Inc (b)	327,472	26,541,606
Take-Two Interactive Software Inc (b)	231,045	50,760,587
TKO Group Holdings Inc Class A (c)	110,867	20,245,423
Walt Disney Co/The	1,423,224	153,067,741
Warner Bros Discovery Inc (b)	1,656,092	47,248,305
		349,207,932
Interactive Media & Services - 5.8%
Alphabet Inc Class A	8,268,035	2,805,757,678
Alphabet Inc Class C	84,806	28,444,780
Epic Games Inc (b)(e)(f)	13,987	5,152,391
Meta Platforms Inc Class A	1,595,951	913,426,595
		3,752,781,444
Media - 0.1%
AppLovin Corp Class A (b)	44,165	13,782,130
Charter Communications Inc Class A (b)(c)	38,962	5,939,367
Fox Corp Class A	216,790	14,600,806
Fox Corp Class B	433,175	26,085,799
Magnite Inc (b)	1,064,346	25,001,488
Paramount Skydance Corp Class B (c)	309,401	3,375,565
		88,785,155
TOTAL COMMUNICATION SERVICES		4,338,862,098
Consumer Discretionary - 6.0%
Automobiles - 1.0%
General Motors Co	705,966	60,938,985
Tesla Inc (b)	1,707,542	628,290,079
Waymo LLC Class B (e)(f)	13,300	2,185,456
		691,414,520
Broadline Retail - 2.8%
Amazon.com Inc (b)	7,114,052	1,848,017,288
Distributors - 0.1%
Genuine Parts Co	269,495	36,562,387
LKQ Corp	1,002,901	25,172,815
		61,735,202
Diversified Consumer Services - 0.1%
Service Corp International/US	496,005	40,493,848
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	434,493	79,607,807
Booking Holdings Inc	533,769	106,268,070
Carnival Corp Ltd	1,616,107	38,608,796
Cava Group Inc (b)	155,570	10,228,728
Chipotle Mexican Grill Inc (b)	1,229,094	46,742,445
Churchill Downs Inc	364,392	31,877,012
Domino's Pizza Inc	121,983	41,725,505
DoorDash Inc Class A (b)	152,349	35,305,357
Expedia Group Inc Class A	98,913	31,367,291
Marriott International Inc/MD Class A1	217,303	74,265,473
Red Rock Resorts Inc Class A	176,085	9,888,934
Starbucks Corp	544,028	57,802,975
Wingstop Inc	113,399	12,414,923
Wyndham Hotels & Resorts Inc	356,931	26,291,537
Wynn Resorts Ltd	83,621	7,632,925
Yum! Brands Inc	369,498	56,647,738
		666,675,516
Household Durables - 0.1%
PulteGroup Inc	374,761	47,339,810
Somnigroup International Inc	341,697	22,124,880
		69,464,690
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	4,160	256,843
Specialty Retail - 0.8%
Bath & Body Works Inc	580,625	11,177,030
Bob's Discount Furniture Inc (c)	737,172	12,406,605
Dick's Sporting Goods Inc	89,319	12,066,997
Floor & Decor Holdings Inc Class A (b)	389,575	19,583,935
Home Depot Inc/The	303,432	99,474,113
Lithia Motors Inc	48,296	17,740,087
Lowe's Cos Inc	1,081,538	221,390,829
Ross Stores Inc	456,254	104,272,289
Valvoline Inc (b)(c)	463,842	14,870,775
		512,982,660
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	930,394	36,341,190
PVH Corp	166,484	12,346,453
		48,687,643
TOTAL CONSUMER DISCRETIONARY		3,939,728,210
Consumer Staples - 2.8%
Beverages - 0.9%
Coca-Cola Co/The	3,671,471	325,549,334
Constellation Brands Inc Class A	139,780	18,258,063
Keurig Dr Pepper Inc	2,907,025	92,617,817
Monster Beverage Corp (b)	878,807	40,354,817
PepsiCo Inc	615,085	86,321,029
		563,101,060
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (b)	403,863	36,610,181
Costco Wholesale Corp	266,898	251,922,353
Kroger Co/The	512,024	29,461,861
Target Corp	334,537	53,820,313
Walmart Inc	2,561,566	268,631,426
		640,446,134
Food Products - 0.2%
Bunge Global SA	215,202	25,008,624
McCormick & Co Inc/MD	225,993	12,253,340
Mondelez International Inc	1,268,403	78,729,775
		115,991,739
Household Products - 0.4%
Colgate-Palmolive Co	307,496	27,619,291
Procter & Gamble Co/The	1,776,460	257,799,875
		285,419,166
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	66,287	6,781,160
Kenvue Inc	4,197,020	79,239,738
		86,020,898
Tobacco - 0.2%
Philip Morris International Inc	759,170	142,192,541
TOTAL CONSUMER STAPLES		1,833,171,538
Energy - 1.9%
Energy Equipment & Services - 0.0%
SLB Ltd (c)	483,197	29,040,139
Oil, Gas & Consumable Fuels - 1.9%
Chevron Corp	674,509	139,043,285
ConocoPhillips	1,067,625	141,449,636
Expand Energy Corp	126,780	12,444,725
ExxonMobil Holdings Corp	3,557,686	572,609,562
Phillips 66	361,541	89,148,780
Shell PLC ADR	996,918	91,168,151
Sunoco LP	274,600	20,880,584
Valero Energy Corp	400,204	143,641,220
		1,210,385,943
TOTAL ENERGY		1,239,426,082
Financials - 7.9%
Banks - 2.3%
Bank of America Corp	7,790,749	482,558,993
BOK Financial Corp	71,053	9,668,892
Citigroup Inc	1,292,738	170,150,176
Huntington Bancshares Inc/OH	3,799,857	63,400,614
JPMorgan Chase & Co	493,221	175,596,540
KeyCorp	2,360,928	51,019,654
Truist Financial Corp	1,178,017	58,406,083
UMB Financial Corp	137,881	19,528,086
US Bancorp	1,470,403	90,547,417
Wells Fargo & Co	4,899,763	423,290,526
		1,544,166,981
Capital Markets - 2.2%
Blackrock Inc	140,687	162,579,304
Blue Owl Capital Inc Class A	3,424,783	41,919,344
Carlyle Group Inc/The	824,266	39,886,232
Charles Schwab Corp/The	3,124,641	343,148,075
Evercore Inc Class A	126,572	36,254,018
Hamilton Lane Inc Class A (c)	309,839	33,716,680
Intercontinental Exchange Inc	934,164	150,120,155
KKR & Co Inc Class A	2,089,063	229,211,992
Lincoln International Inc Class A	455,265	11,490,888
Moody's Corp	175,523	88,575,927
Nasdaq Inc	794,665	78,361,916
State Street Corp	681,853	130,493,027
StepStone Group Inc Class A	636,075	33,241,280
StepStone Group Inc rights 12/31/2038 (b)(e)	22,875	1,426,713
Virtu Financial Inc Class A	897,935	58,940,453
		1,439,366,004
Consumer Finance - 0.2%
Capital One Financial Corp	688,841	147,763,283
SLM Corp	1,107,820	28,770,085
		176,533,368
Financial Services - 2.1%
Apollo Global Management Inc	997,452	136,231,994
Berkshire Hathaway Inc Class A (b)	104	78,691,601
Berkshire Hathaway Inc Class B (b)	245,103	123,539,265
Corebridge Financial Inc	2,331,959	75,881,946
Corpay Inc (b)	216,082	87,361,953
Global Payments Inc	759,737	69,174,053
Mastercard Inc Class A	1,335,335	786,926,269
		1,357,807,081
Insurance - 1.1%
American Financial Group Inc/OH	177,576	25,313,458
Arthur J Gallagher & Co	468,520	122,822,518
Baldwin Insurance Group Inc/The Class A (b)	2,019,383	62,297,966
Brown & Brown Inc	1,219,821	88,034,482
Chubb Ltd	534,764	181,071,090
Fidelity National Financial Inc	762,731	35,428,855
Hartford Insurance Group Inc/The	355,294	48,810,290
Reinsurance Group of America Inc	477,556	117,497,878
Unum Group	383,857	35,783,150
		717,059,687
TOTAL FINANCIALS		5,234,933,121
Health Care - 5.6%
Biotechnology - 0.9%
AbbVie Inc	556,318	142,651,062
Alnylam Pharmaceuticals Inc (b)	50,582	12,174,582
Biogen Inc (b)	125,878	27,271,469
Cogent Biosciences Inc (b)	863,458	30,221,030
Dianthus Therapeutics Inc (b)	136,667	14,433,402
Gilead Sciences Inc	1,204,825	176,314,091
Kymera Therapeutics Inc (b)	137,500	16,336,375
Moderna Inc (b)	456,513	64,067,034
Natera Inc (b)	122,599	39,471,974
Oruka Therapeutics Inc (b)	67,635	6,264,353
Relay Therapeutics Inc (b)	475,395	8,737,759
Revolution Medicines Inc (b)	114,591	23,556,472
Roivant Sciences Ltd (b)	468,547	16,230,468
Vaxcyte Inc (b)	426,820	25,925,047
		603,655,118
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp (b)	864,974	78,496,391
Intuitive Surgical Inc (b)	77,718	29,288,805
Shoulder Innovations Inc (b)	463,289	9,710,537
Stryker Corp	33,812	10,948,326
		128,444,059
Health Care Providers & Services - 0.8%
Cencora Inc	301,548	97,580,933
CVS Health Corp	961,830	90,325,455
Guardant Health Inc (b)	252,256	40,113,749
UnitedHealth Group Inc	836,123	325,594,658
		553,614,795
Life Sciences Tools & Services - 1.1%
Bruker Corp	341,670	19,820,276
Danaher Corp	573,719	122,523,430
Illumina Inc (b)	153,295	32,748,411
Repligen Corp (b)	334,841	60,599,524
Thermo Fisher Scientific Inc	484,604	299,049,128
Waters Corp (b)	264,339	109,602,880
West Pharmaceutical Services Inc	244,632	83,446,422
		727,790,071
Pharmaceuticals - 2.6%
Amylyx Pharmaceuticals Inc (b)	981,166	33,114,353
Axsome Therapeutics Inc (b)	45,556	9,043,777
Bristol-Myers Squibb Co	1,596,989	106,694,835
Elanco Animal Health Inc (b)	3,098,785	74,122,937
Eli Lilly & Co	563,077	651,328,059
Enliven Therapeutics Inc (b)	228,978	13,255,536
Jazz Pharmaceuticals PLC (b)	366,242	91,809,545
Johnson & Johnson	1,036,986	275,682,728
MBX Biosciences Inc (b)	165,514	10,195,662
Merck & Co Inc	2,673,987	395,108,319
Roche Holding AG	115,880	50,575,201
		1,710,930,952
TOTAL HEALTH CARE		3,724,434,995
Industrials - 5.5%
Aerospace & Defense - 1.7%
Boeing Co (b)	821,423	170,675,271
GE Aerospace	1,089,858	365,876,230
Howmet Aerospace Inc	754,599	184,839,026
Lockheed Martin Corp	222,606	124,933,165
Northrop Grumman Corp	138,901	74,964,870
RTX Corp	330,659	68,687,794
TransDigm Group Inc	75,291	88,221,476
		1,078,197,832
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	66,436	9,942,811
FedEx Corp	124,079	40,623,465
		50,566,276
Building Products - 0.4%
Trane Technologies PLC	563,951	250,619,824
Commercial Services & Supplies - 0.2%
Cintas Corp	338,338	68,273,225
Republic Services Inc	362,586	80,102,499
Waste Connections Inc (United States)	70,565	11,665,806
		160,041,530
Construction & Engineering - 0.2%
MasTec Inc (b)	9,476	2,272,155
Quanta Services Inc	171,411	104,061,904
		106,334,059
Electrical Equipment - 0.8%
AMETEK Inc	594,248	139,749,302
Eaton Corp PLC	303,405	121,932,401
GE Vernova Inc	271,678	244,110,834
Nextpower Inc (b)	49,705	4,077,301
		509,869,838
Ground Transportation - 0.4%
CSX Corp	1,461,482	73,819,456
Fedex Freight Holding Co Inc	62,690	8,384,160
Old Dominion Freight Line Inc	362,485	72,482,501
Uber Technologies Inc (b)	1,183,014	89,495,009
Union Pacific Corp	156,864	47,164,299
		291,345,425
Machinery - 1.5%
Caterpillar Inc	318,340	253,866,600
Cummins Inc	267,014	150,702,702
Dover Corp	313,015	60,796,903
Ingersoll Rand Inc	698,146	53,792,149
PACCAR Inc	918,106	113,964,498
Parker-Hannifin Corp	271,225	265,648,614
Westinghouse Air Brake Technologies Corp	313,285	89,577,580
		988,349,046
Professional Services - 0.1%
TransUnion	1,040,250	88,327,628
Trading Companies & Distributors - 0.1%
Fastenal Co	887,482	43,761,737
United Rentals Inc	40,422	41,958,036
		85,719,773
TOTAL INDUSTRIALS		3,609,371,231
Information Technology - 21.9%
Communications Equipment - 1.0%
Arista Networks Inc (b)	1,861,835	364,342,491
Cisco Systems Inc	2,099,218	231,942,597
Lumentum Holdings Inc (b)	13,662	12,497,451
Motorola Solutions Inc	78,552	38,121,286
		646,903,825
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	1,020,438	161,790,445
Coherent Corp (b)	35,311	9,810,454
Corning Inc	418,863	62,297,494
Flex Ltd (b)	107,191	11,710,617
Keysight Technologies Inc (b)	43,156	13,926,441
		259,535,451
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices Inc (b)	1,104,896	520,096,645
Applied Materials Inc	322,141	147,666,213
Axcelis Technologies Inc (b)	44,455	5,126,995
Broadcom Inc	2,562,252	948,904,406
Cerebras Systems Inc B - 180 Day Lockup Final Release (d)	1,526	281,150
Cerebras Systems Inc B - Lockup Released	2,726	502,238
Cerebras Systems Inc B - October 14, 2026 Lockup Release (d)	632	116,440
Cerebras Systems Inc B - October 28, 2026 Lockup Release (d)	632	116,440
Cerebras Systems Inc B - September 16, 2026 Lockup Release (d)	476	87,698
Cerebras Systems Inc B - September 2, 2026 Lockup Release (d)	476	87,698
Cerebras Systems Inc B - September 30, 2026 Lockup Release (d)	632	116,440
Intel Corp (b)	3,378,186	302,381,429
KLA Corp	631,463	110,790,183
Lam Research Corp	802,577	241,968,940
MACOM Technology Solutions Holdings Inc (b)	291,186	76,823,602
Marvell Technology Inc	515,083	109,022,468
Micron Technology Inc	770,777	738,967,033
Monolithic Power Systems Inc	23,174	29,379,302
NVIDIA Corp	16,948,063	3,741,793,349
Rambus Inc (b)	163,771	14,197,308
SiTime Corp (b)	155,652	88,008,754
Teradyne Inc	95,711	33,482,579
Veeco Instruments Inc (b)	100,785	4,464,776
		7,114,382,086
Software - 5.1%
Cadence Design Systems Inc (b)	205,823	69,728,716
Canva Inc Class A (b)(e)(f)	5,600	8,385,048
Crowdstrike Holdings Inc Class A (b)	899,470	207,777,570
Datadog Inc Class A (b)	1,296,159	307,241,530
Microsoft Corp	4,184,606	2,122,808,779
Oracle Corp	249,595	37,219,606
Palantir Technologies Inc Class A (b)	1,385,801	258,285,590
Palo Alto Networks Inc (b)	674,111	257,598,036
Synopsys Inc (b)	150,309	66,074,333
		3,335,119,208
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc	9,154,285	2,900,535,202
Sandisk Corp (b)	27,915	43,734,431
Seagate Technology Holdings PLC	137,021	113,505,456
Western Digital Corp	106,358	47,919,597
		3,105,694,686
TOTAL INFORMATION TECHNOLOGY		14,461,635,256
Materials - 1.1%
Chemicals - 0.6%
Air Products and Chemicals Inc	136,507	42,243,456
Albemarle Corp	236,094	31,865,607
CF Industries Holdings Inc	55,500	7,216,664
Corteva Inc	490,522	41,512,877
Dow Inc	318,259	9,713,265
Ecolab Inc	209,089	59,214,005
Linde PLC	325,377	159,298,072
LyondellBasell Industries NV Class A1	255,947	16,657,031
Sherwin-Williams Co/The	108,694	36,826,614
Solstice Advanced Materials Inc	134,835	8,547,191
		413,094,782
Construction Materials - 0.1%
CRH PLC	290,796	27,419,155
James Hardie Industries PLC (b)	795,114	23,622,837
Martin Marietta Materials Inc	70,413	36,523,223
		87,565,215
Containers & Packaging - 0.1%
Packaging Corp of America	25,367	5,934,355
Smurfit Westrock PLC	638,383	29,940,163
		35,874,518
Metals & Mining - 0.3%
Freeport-McMoRan Inc	1,052,615	79,725,060
Newmont Corp	657,000	82,821,420
Nucor Corp	225,389	56,266,110
Uranium Royalty Corp (c)	2,681,476	11,289,014
		230,101,604
TOTAL MATERIALS		766,636,119
Real Estate - 1.2%
Health Care REITs - 0.2%
Ventas Inc	1,527,728	139,282,962
Industrial REITs - 0.1%
Prologis Inc	542,878	75,959,490
Terreno Realty Corp	212,156	14,046,849
		90,006,339
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	720,804	7,611,690
CoStar Group Inc (b)	188,184	6,035,061
Jones Lang LaSalle Inc (b)	118,884	43,496,089
		57,142,840
Residential REITs - 0.1%
Camden Property Trust	604,307	63,935,681
Invitation Homes Inc	524,158	15,273,964
		79,209,645
Retail REITs - 0.1%
Acadia Realty Trust	803,399	16,445,578
Federal Realty Investment Trust	129,268	14,998,965
Macerich Co/The	2,130,427	50,320,686
		81,765,229
Specialized REITs - 0.6%
American Tower Corp	462,524	81,265,467
Equinix Inc	140,654	147,225,355
Extra Space Storage Inc	390,152	55,050,447
SBA Communications Corp Class A	71,122	13,488,998
VICI Properties Inc	1,117,106	28,653,769
		325,684,036
TOTAL REAL ESTATE		773,091,051
Utilities - 1.2%
Electric Utilities - 0.9%
Alliant Energy Corp	408,665	27,781,047
American Electric Power Co Inc	495,756	60,695,407
Constellation Energy Corp	219,402	60,285,088
Duke Energy Corp	370,927	44,477,857
Entergy Corp	432,353	45,963,447
Evergy Inc	349,610	28,325,402
NextEra Energy Inc	1,491,538	122,813,239
NRG Energy Inc	258,725	28,490,797
PG&E Corp	2,173,093	28,836,944
Pinnacle West Capital Corp	130,274	12,719,953
PPL Corp	941,863	32,145,784
Southern Co/The	398,173	35,039,224
Xcel Energy Inc	600,828	45,476,671
		573,050,860
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	260,457	35,778,978
Multi-Utilities - 0.2%
Ameren Corp	333,341	35,337,479
CenterPoint Energy Inc	815,341	32,287,504
Dominion Energy Inc	349,357	23,061,056
NiSource Inc	572,473	23,425,595
Sempra	542,177	44,295,861
		158,407,495
Water Utilities - 0.0%
American Water Works Co Inc	162,694	22,489,192
TOTAL UTILITIES		789,726,525
TOTAL UNITED STATES		40,711,016,226
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	164,064	5,457,159
TOTAL COMMON STOCKS (Cost $20,598,042,250)		42,247,416,102

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(e)(f)	162,664	53,755,572
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(e)(f)	47,770	10,715,696
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(e)(f)	511,009	6,592,016
UNITED STATES - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(e)(f)	44,489	7,310,432
Waymo LLC Series D-2 (e)(f)	47,300	7,772,336
TOTAL CONSUMER DISCRETIONARY		15,082,768
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(e)(f)	155,635	150,966
ABL Space Systems Co Series A9 (b)(e)(f)	70,143	68,038
Anduril Industries Inc Series H (e)(f)	56,571	4,157,969
TOTAL INDUSTRIALS		4,376,973
Information Technology - 0.6%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(e)(f)	468,104	10,560,426
IT Services - 0.0%
Gupshup Inc (b)(e)(f)	462,431	3,084,415
Software - 0.6%
Algolia Inc Series D (b)(e)(f)	217,863	3,978,178
Anthropic PBC Series F (b)(e)(f)	61,700	47,973,601
Anthropic PBC Series G (e)(f)	172,500	134,123,926
Anthropic PBC Series H (e)(f)	136,400	106,055,092
Databricks Inc Series G (b)(e)(f)	34,653	8,767,209
Databricks Inc Series H (b)(e)(f)	144,975	36,678,675
Databricks Inc Series L (e)(f)	11,000	2,783,000
OpenAI Group Pbc Series A-2 (e)(f)	17,685	12,161,798
OpenAI Group Pbc Series A-3 (e)(f)	1,974	1,357,500
OpenAI Group Pbc Series C (e)(f)	2,900	1,994,301
Skyryse Inc Series B (b)(e)(f)	383,747	8,887,581
World Labs Technologies Inc Series C (e)(f)	31,800	10,370,616
World Labs Technologies Inc Series C PRIME (e)(f)	37,158	12,922,066
		388,053,543
TOTAL INFORMATION TECHNOLOGY		401,698,384
TOTAL UNITED STATES		421,158,125
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $271,891,375)		492,221,409

Fixed-Income Funds - 34.2%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (g) (Cost $24,878,893,222)	233,230,758	22,537,088,121

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(e)(f) (Cost $12,227,166)	679,287	4,836,523

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/19/2026 (i)	3.74	35,850,000	35,555,771
US Treasury Bills 0% 11/5/2026	3.76	1,100,000	1,092,567
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,651,449)			36,648,338

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	690,597,793	690,735,913
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	29,576,868	29,579,826
TOTAL MONEY MARKET FUNDS (Cost $720,287,227)			720,315,739

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $46,517,992,689)	66,038,526,232
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(48,591,670)
NET ASSETS - 100.0%	65,989,934,562

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	1,185	9/2026	456,165,750	2,708,488

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $75,622,074 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $531,640,285 or 0.8% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,044,106.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	6,176,993

ABL Space Systems Co Series A9	10/22/2021	4,264,375

Algolia Inc Series D	7/23/2021	6,371,414

Anduril Industries Inc Series H	5/12/2026	3,900,723

Anthropic PBC Series F	8/18/2025	8,697,701

Anthropic PBC Series G	1/27/2026	44,701,029

Anthropic PBC Series H	5/28/2026	80,340,897

Astranis Space Technologies Corp Series C	3/19/2021	10,261,275

Bolt Technology OU Series E	1/3/2022	12,410,479

Bytedance Ltd Series E1	11/18/2020	17,823,774

Canva Inc Class A	8/19/2025 - 11/12/2025	9,218,384

Checkr Inc Series E	8/24/2021	12,227,166

Databricks Inc Series G	2/1/2021	2,048,777

Databricks Inc Series H	8/31/2021	10,653,362

Databricks Inc Series L	12/18/2025	2,090,000

Epic Games Inc	3/29/2021	12,378,495

Gupshup Inc	6/8/2021	10,573,577

OpenAI Group Pbc Series A-2	9/30/2024	3,322,264

OpenAI Group Pbc Series A-3	8/4/2025	605,800

OpenAI Group Pbc Series C	3/27/2026	1,994,292

Skyryse Inc Series B	10/21/2021	9,470,864

Starling Bank Ltd	6/18/2021	10,282,869

Waymo LLC Class B	4/22/2026	2,185,401

Waymo LLC Series C2	10/18/2024	3,479,098

Waymo LLC Series D-2	2/2/2026	7,772,142

World Labs Technologies Inc Series C	2/17/2026	8,275,584

World Labs Technologies Inc Series C PRIME	2/17/2026	12,570,927

Xsight Labs Ltd Series D	2/16/2021	4,086,028

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc B - 180 Day Lockup Final Release	11/9/2026

Cerebras Systems Inc B - October 14, 2026 Lockup Release	10/14/2026

Cerebras Systems Inc B - October 28, 2026 Lockup Release	10/28/2026

Cerebras Systems Inc B - September 16, 2026 Lockup Release	9/16/2026

Cerebras Systems Inc B - September 2, 2026 Lockup Release	9/2/2026

Cerebras Systems Inc B - September 30, 2026 Lockup Release	9/30/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp - 180 Day Lockup Final Release	12/8/2026

Space Exploration Technologies Corp - October 24, 2026 Lockup Release	10/24/2026

Space Exploration Technologies Corp - October 9, 2026 Lockup Release	10/9/2026

Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup	11/9/2026

Space Exploration Technologies Corp - September 24, 2026 Lockup Release	9/24/2026

Space Exploration Technologies Corp - September 9, 2026 Lockup Release	9/9/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	348,421,015	9,936,324,458	9,593,979,667	21,767,217	(54,610)	24,717	690,735,913	690,597,793
Fidelity Investment Grade Bond Central Fund	20,679,412,047	2,435,946,657	31,116,075	943,126,686	2,043,339	(549,197,847)	22,537,088,121	233,230,758
Fidelity Securities Lending Cash Central Fund	107,385,386	1,443,254,632	1,521,061,988	519,572	1,795	1	29,579,826	29,576,868
	21,135,218,448	13,815,525,747	11,146,157,730	965,413,475	1,990,524	(549,173,129)	23,257,403,860

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,338,862,098	4,258,893,499	74,816,208	5,152,391
Consumer Discretionary	3,955,092,141	3,952,906,685	-	2,185,456
Consumer Staples	1,892,371,204	1,892,371,204	-	-
Energy	1,480,181,003	1,461,092,808	19,088,195	-
Financials	5,253,792,579	5,233,506,408	-	20,286,171
Health Care	3,963,637,917	3,963,637,917	-	-
Industrials	3,609,371,231	3,609,371,231	-	-
Information Technology	15,357,253,031	14,909,629,102	439,238,881	8,385,048
Materials	834,037,322	834,037,322	-	-
Real Estate	773,091,051	773,091,051	-	-
Utilities	789,726,525	789,726,525	-	-

Convertible Preferred Stocks
Communication Services	53,755,572	-	-	53,755,572
Consumer Discretionary	15,082,768	-	-	15,082,768
Industrials	4,376,973	-	-	4,376,973
Information Technology	419,006,096	-	-	419,006,096

Fixed-Income Funds	22,537,088,121	22,537,088,121	-	-

Non-Convertible Preferred Stocks
Industrials	4,836,523	-	-	4,836,523

U.S. Treasury Obligations	36,648,338	-	36,648,338	-

Money Market Funds	720,315,739	720,315,739	-	-
Total Investments in Securities:	66,038,526,232	64,935,667,612	569,791,622	533,066,998
Derivative Instruments:

Assets
Futures Contracts	2,708,488	2,708,488	-	-
Total Assets	2,708,488	2,708,488	-	-
Total Derivative Instruments:	2,708,488	2,708,488	-	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$42,781,122,372
Investments in securities, at value - affiliated issuers	23,257,403,860
Receivable for investments sold	15,353,659
Receivable for fund shares sold	25,844,416
Dividends receivable	31,074,663
Distributions receivable from affiliated funds	88,535,016
Prepaid expenses	66,287
Other receivables	2,030,996
Total assets	66,201,431,269
Liabilities
Payable to custodian bank	3,224,515
Payable for investments purchased	109,406,868
Payable for fund shares redeemed	40,082,098
Accrued management fee	23,799,461
Distribution and service plan fees payable	2,521,853
Payable for variation margin on futures contracts	1,362,750
Other payables and accrued expenses	1,519,337
Collateral on securities loaned	29,579,825
Total liabilities	211,496,707
Net Assets	$65,989,934,562
Net assets consist of:
Paid in capital	41,093,901,548
Total accumulated earnings (loss)	24,896,033,014
Net Assets	$65,989,934,562

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($3,285,505,381/92,680,265 shares) a	$35.45
Maximum offering price per share (100/94.25 of $35.45)	$37.61
Class M
Net Asset Value and redemption price per share ($1,917,251,767/54,098,803 shares) a	$35.44
Maximum offering price per share (100/96.50 of $35.44)	$36.73
Class C
Net Asset Value and offering price per share ($1,224,212,829/34,584,917 shares) a	$35.40
Fidelity® Balanced Fund
Net Asset Value, offering price and redemption price per share ($46,279,592,978/1,304,383,393 shares)	$35.48
Class K
Net Asset Value, offering price and redemption price per share ($8,142,180,162/229,392,607 shares)	$35.49
Class I
Net Asset Value, offering price and redemption price per share ($3,293,494,205/92,853,626 shares)	$35.47
Class Z
Net Asset Value, offering price and redemption price per share ($1,847,697,240/52,085,719 shares)	$35.47

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	20,918,812,240
Affiliated issuers, cost	25,599,180,449
Foreign currency holdings, cost	2
Securities loaned, market value	103,936,907
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$390,941,918
Dividends - affiliated issuers	965,413,475
Security lending income - unaffiliated issuers	9,291
Interest	1,238,828
Total investment income	1,357,603,512
Expenses
Management fee	271,773,790
Distribution and service plan fees	28,728,947
Custodian fees and expenses	587,020
Independent trustees' fees and expenses	207,781
Registration fees	965,949
Audit	172,370
Legal	45,613
Commitment fee	69,734
Miscellaneous	140,940
Total expenses	302,692,144
Expense reductions	(3,100)
Total expenses after reductions	302,689,044
Net investment income (loss)	1,054,914,468
Net realized gain (loss)
Investments - unaffiliated issuers	6,208,059,650
Investments - affiliated issuers	1,990,524
Redemptions in-kind	39,351,040
Foreign currency transactions	(3,490,128)
Futures contracts	13,690,581
Net realized gain (loss)	6,259,601,667
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	3,451,710,946
Investments - affiliated issuers	(549,173,130)
Assets and liabilities in foreign currencies	21,387
Futures contracts	(208,942)
Total change in net unrealized appreciation (depreciation)	2,902,350,261
Net gain (loss)	9,161,951,928
Net increase (decrease) in net assets resulting from operations	$10,216,866,396
Other Information
Income from securities lending - Affiliated Issuers	519,572
Realized gain loss on foreign taxes	(1,984,262)
Change in unrealized gain loss on foreign taxes	1,442,252

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,054,914,468	$1,005,324,498
Net realized gain (loss)	6,259,601,667	3,379,271,196
Change in net unrealized appreciation (depreciation)	2,902,350,261	1,494,580,739
Net increase (decrease) in net assets resulting from operations	$10,216,866,396	$5,879,176,433
Distributions to shareholders
Distributions to shareholders	(3,335,087,306)	(2,880,850,645)
Total distributions	(3,335,087,306)	(2,880,850,645)
Net increase (decrease) in net assets resulting from share transactions	342,965,140	7,856,402,987
Total increase (decrease) in net assets	7,224,744,230	10,854,728,775
Net Assets
Beginning of period	58,765,190,332	47,910,461,557
End of period	$65,989,934,562	$58,765,190,332
Financial Highlights
Fidelity Advisor® Balanced Fund Class A

Years ended August 31,	2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$31.82	$30.08
Income from Investment Operations
Net investment income (loss) B, C	.48	.40
Net realized and unrealized gain (loss)	4.87	1.99
Total from investment operations	5.35	2.39
Distributions
Distributions from net investment income	(.47)	(.36)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.72)	(.65)
Net asset value, end of period	$35.45	$31.82
Total Return D, E, F	17.52%	8.15%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.74%	.76% I
Ratio of expenses to average net assets net of fee waivers, if any	.74%	.76% I
Ratio of expenses to average net assets net of all reductions, if any	.74%	.76% I
Ratio of net investment income (loss) to average net assets	1.43%	1.54% I
Net assets, end of period	$3,285,505,381	$2,703,863,400
Portfolio turnover rate K	36% J	41% J, L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class M

Years ended August 31,	2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$31.81	$30.08
Income from Investment Operations
Net investment income (loss) B, C	.39	.33
Net realized and unrealized gain (loss)	4.87	2.00
Total from investment operations	5.26	2.33
Distributions
Distributions from net investment income	(.39)	(.31)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.63) D	(.60)
Net asset value, end of period	$35.44	$31.81
Total Return E, F, G	17.22%	7.92%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	.99%	1.01% J
Ratio of expenses to average net assets net of fee waivers, if any	.99%	1.01% J
Ratio of expenses to average net assets net of all reductions, if any	.99%	1.01% J
Ratio of net investment income (loss) to average net assets	1.18%	1.28% J
Net assets, end of period	$1,917,251,767	$1,772,970,411
Portfolio turnover rate L	36% K	41% K, M

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class C

Years ended August 31,	2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$31.77	$30.08
Income from Investment Operations
Net investment income (loss) B, C	.23	.20
Net realized and unrealized gain (loss)	4.87	1.99
Total from investment operations	5.10	2.19
Distributions
Distributions from net investment income	(.22)	(.21)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.47)	(.50)
Net asset value, end of period	$35.40	$31.77
Total Return D, E, F	16.66%	7.42%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.49%	1.51% I
Ratio of expenses to average net assets net of fee waivers, if any	1.49%	1.51% I
Ratio of expenses to average net assets net of all reductions, if any	1.49%	1.51% I
Ratio of net investment income (loss) to average net assets	.68%	.79% I
Net assets, end of period	$1,224,212,829	$1,151,737,415
Portfolio turnover rate K	36% J	41% J, L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Balanced Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$31.84	$30.28	$26.16	$25.49	$32.24
Income from Investment Operations
Net investment income (loss) A, B	.58	.56	.52	.42	.30
Net realized and unrealized gain (loss)	4.87	2.69	4.53	2.17	(4.09)
Total from investment operations	5.45	3.25	5.05	2.59	(3.79)
Distributions
Distributions from net investment income	(.57)	(.55)	(.51)	(.41)	(.29)
Distributions from net realized gain	(1.25)	(1.14)	(.42)	(1.51)	(2.67)
Total distributions	(1.81) C	(1.69)	(.93)	(1.92)	(2.96)
Net asset value, end of period	$35.48	$31.84	$30.28	$26.16	$25.49
Total Return D	17.89%	11.25%	19.85%	11.60%	(12.80)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.44%	.46%	.48%	.51%	.50%
Ratio of expenses to average net assets net of fee waivers, if any	.44%	.46%	.48%	.50%	.50%
Ratio of expenses to average net assets net of all reductions, if any	.44%	.46%	.48%	.50%	.50%
Ratio of net investment income (loss) to average net assets	1.73%	1.86%	1.87%	1.70%	1.05%
Net assets, end of period	$46,279,592,978	$40,145,414,445	$39,012,645,613	$33,113,351,458	$31,647,067,814
Portfolio turnover rate H	36% G	41% G, I	24% G	29% G	36% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Balanced Fund Class K

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$31.85	$30.28	$26.17	$25.49	$32.24
Income from Investment Operations
Net investment income (loss) A, B	.60	.58	.54	.43	.32
Net realized and unrealized gain (loss)	4.87	2.70	4.52	2.19	(4.09)
Total from investment operations	5.47	3.28	5.06	2.62	(3.77)
Distributions
Distributions from net investment income	(.58)	(.57)	(.53)	(.42)	(.31)
Distributions from net realized gain	(1.25)	(1.14)	(.42)	(1.51)	(2.67)
Total distributions	(1.83)	(1.71)	(.95)	(1.94) C	(2.98)
Net asset value, end of period	$35.49	$31.85	$30.28	$26.17	$25.49
Total Return D	17.92%	11.35%	19.90%	11.72%	(12.73)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.38%	.39%	.41%	.43%	.43%
Ratio of expenses to average net assets net of fee waivers, if any	.38%	.39%	.40%	.42%	.42%
Ratio of expenses to average net assets net of all reductions, if any	.38%	.39%	.40%	.42%	.42%
Ratio of net investment income (loss) to average net assets	1.79%	1.92%	1.95%	1.78%	1.12%
Net assets, end of period	$8,142,180,162	$8,790,617,766	$8,897,815,944	$7,941,581,933	$7,692,180,366
Portfolio turnover rate H	36% G	41% G, I	24% G	29% G	36% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class I

Years ended August 31,	2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$31.83	$30.08
Income from Investment Operations
Net investment income (loss) B, C	.56	.46
Net realized and unrealized gain (loss)	4.88	1.99
Total from investment operations	5.44	2.45
Distributions
Distributions from net investment income	(.55)	(.41)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.80)	(.70)
Net asset value, end of period	$35.47	$31.83
Total Return D, E	17.83%	8.36%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.49%	.51% H
Ratio of expenses to average net assets net of fee waivers, if any	.49%	.51% H
Ratio of expenses to average net assets net of all reductions, if any	.49%	.51% H
Ratio of net investment income (loss) to average net assets	1.68%	1.79% H
Net assets, end of period	$3,293,494,205	$2,788,603,350
Portfolio turnover rate J	36% I	41% I, K

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class Z

Years ended August 31,	2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$31.84	$30.08
Income from Investment Operations
Net investment income (loss) B, C	.60	.49
Net realized and unrealized gain (loss)	4.86	2.00
Total from investment operations	5.46	2.49
Distributions
Distributions from net investment income	(.59)	(.43)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.83) D	(.73) D
Net asset value, end of period	$35.47	$31.84
Total Return E, F	17.93%	8.48%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.38%	.39% I
Ratio of expenses to average net assets net of fee waivers, if any	.38%	.39% I
Ratio of expenses to average net assets net of all reductions, if any	.38%	.39% I
Ratio of net investment income (loss) to average net assets	1.78%	1.90% I
Net assets, end of period	$1,847,697,240	$1,411,983,545
Portfolio turnover rate K	36% J	41% J, L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Balanced Fund	Class A, Class M, Class C, Fidelity® Balanced Fund, Class K, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Fund is subject to a tax imposed on capital gains by certain countries in which the Fund invests. Any estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: certain foreign taxes, foreign currency transactions, futures transactions, market discount, partnerships, passive foreign investment companies (PFIC), redemptions in-kind, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Balanced Fund	46,621,856,524	22,241,577,129	(2,824,907,421)	19,416,669,708

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Balanced Fund	1,443,438,280	4,035,775,441	19,416,819,294

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Balanced Fund	1,179,353,852	2,155,733,455	3,335,087,307

August 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Balanced Fund	1,009,392,948	1,871,457,697	2,880,850,645

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Balanced Fund
Equity Risk
Futures Contracts	2,708,488	-	13,690,581	(208,942)
Total Equity Risk	2,708,488	-	13,690,581	(208,942)

Totals	2,708,488	-	13,690,581	(208,942)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Balanced Fund
Futures Contracts	261,729,915

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Balanced Fund	22,473,000,530	24,619,597,825

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

August 31, 2026
	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® Balanced Fund	2,656,302	2,043,339	37,307,701	39,351,040	91,486,660

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® Balanced Fund	34,771,525	948,279	796,512,092	797,460,371	1,035,143,409

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Balanced Fund
Class A	0.53
Class M	0.52
Class C	0.53
Fidelity® Balanced Fund	0.47
Class K	0.39
Class I	0.53
Class Z	0.39

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Balanced Fund
Class A	0.49
Class M	0.49
Class C	0.49
Fidelity® Balanced Fund	0.44
Class K	0.38
Class I	0.49
Class Z	0.38

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Balanced Fund
Class A	-	.25	7,476,056	268,601
Class M	.25	.25	9,258,111	44,828
Class C	.75	.25	11,994,780	1,664,971
			28,728,947	1,978,400

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Balanced Fund
Class A A	5.75	1.00	1,256,357
Class M A	3.50	.25	62,246
Class C B	-	1.00	9,746
			1,328,349

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Balanced Fund	$1,358,818

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Balanced Fund	274,420

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Balanced Fund	1,418,617,268	2,003,653,388	340,584,942

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity® Balanced Fund	2,353

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Balanced Fund	56,880	7,838	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Balanced Fund	77,699,884

  8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and/or a portion of class-level operating expenses as presented in the table below.

Reimbursement /Waiver ($)
Fidelity® Balanced Fund
Class A	146
Class M	92
Class C	60
Fidelity® Balanced Fund	2,178
Class K	400
Class I	148
Class Z	76

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Balanced Fund
Class A (Commencement of sale of shares October 18, 2024)	149,488,265	53,914,180
Class M (Commencement of sale of shares October 18, 2024)	90,451,149	34,292,046
Class C (Commencement of sale of shares October 18, 2024)	53,088,857	19,164,404
Fidelity® Balanced Fund	2,361,548,772	2,182,345,468
Class K	437,679,306	499,840,589
Class I (Commencement of sale of shares October 18, 2024)	158,618,970	61,030,783
Class Z (Commencement of sale of shares October 18, 2024)	84,211,987	30,263,175
Total	3,335,087,306	2,880,850,645

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Balanced Fund
Class A (Commencement of sale of shares October 18, 2024)
Shares sold	22,704,551	17,047,538	757,256,745	511,152,211
Issued in exchange for the shares of the Acquired Fund(s)	-	81,248,284	-	2,422,820,886
Reinvestment of distributions	4,538,814	1,763,329	144,257,407	51,966,109
Shares redeemed	(19,537,727)	(15,084,524)	(649,439,430)	(450,289,215)
Net increase (decrease)	7,705,638	84,974,627	252,074,722	2,535,649,991
Class M (Commencement of sale of shares October 18, 2024)
Shares sold	6,289,698	6,200,894	209,015,899	185,057,849
Issued in exchange for the shares of the Acquired Fund(s)	-	57,814,692	-	1,724,034,659
Reinvestment of distributions	2,817,041	1,148,173	89,388,560	33,873,689
Shares redeemed	(10,747,829)	(9,423,866)	(357,068,364)	(282,524,780)
Net increase (decrease)	(1,641,090)	55,739,893	(58,663,905)	1,660,441,417
Class C (Commencement of sale of shares October 18, 2024)
Shares sold	5,415,616	5,313,915	179,546,000	159,070,867
Issued in exchange for the shares of the Acquired Fund(s)	-	38,628,190	-	1,151,506,865
Reinvestment of distributions	1,621,643	624,495	51,287,129	18,475,418
Shares redeemed	(8,702,499)	(8,316,444)	(289,395,353)	(247,686,909)
Net increase (decrease)	(1,665,240)	36,250,156	(58,562,224)	1,081,366,241
Fidelity® Balanced Fund
Shares sold	175,850,450	165,081,752	5,831,532,464	4,957,769,397
Reinvestment of distributions	68,604,825	67,583,126	2,182,845,518	2,006,746,722
Shares redeemed	(200,798,759)	(260,461,126)	(6,672,050,824)	(7,788,860,085)
Net increase (decrease)	43,656,516	(27,796,248)	1,342,327,158	(824,343,966)
Class K
Shares sold	26,620,725	29,858,438	883,076,851	893,150,210
Reinvestment of distributions	13,751,556	16,832,801	437,679,306	499,840,589
Shares redeemed	(86,987,159)	(64,516,328)	(2,880,597,185)	(1,926,934,042)
Net increase (decrease)	(46,614,878)	(17,825,089)	(1,559,841,028)	(533,943,243)
Class I (Commencement of sale of shares October 18, 2024)
Shares sold	18,092,463	18,318,981	603,422,012	548,869,903
Issued in exchange for the shares of the Acquired Fund(s)	-	85,056,104	-	2,536,374,089
Reinvestment of distributions	4,387,344	1,832,449	139,573,289	53,961,199
Shares redeemed	(17,224,478)	(17,609,237)	(570,390,590)	(523,683,647)
Net increase (decrease)	5,255,329	87,598,297	172,604,711	2,615,521,544
Class Z (Commencement of sale of shares October 18, 2024)
Shares sold	14,636,952	12,790,366	486,191,568	383,075,757
Issued in exchange for the shares of the Acquired Fund(s)	-	41,776,928	-	1,245,789,189
Reinvestment of distributions	2,370,095	907,341	75,491,270	26,721,329
Shares redeemed	(9,267,882)	(11,128,080)	(308,657,132)	(333,875,272)
Net increase (decrease)	7,739,165	44,346,555	253,025,706	1,321,711,003

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

  13. Prior Fiscal Year Reorganization Information.
On October 25, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Balanced Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board").  The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 18, 2024. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.  The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Balanced Fund	8,986,381,555	2,208,843,663
Class A			2,422,820,886	82,958,929	.9793796110
Class M			1,724,034,659	58,031,483	.9962642522
Class C			1,151,506,865	39,880,527	.9685977860
Class I			2,536,374,089	84,512,526	1.0064319249
Class Z			1,245,789,189	41,499,430	1.0066867874

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Balanced Fund	47,988,424,175	57,068,949,863

Pro forma results of operations of the combined entity for the entire period ended August 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$1,029,863,568
Total net realized gain (loss)	3,465,910,532
Total change in net unrealized appreciation (depreciation)	1,537,002,007
Net increase (decrease) in net assets resulting from operations	$6,032,776,107

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations since October 25, 2024.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Balanced Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2026, $4,478,810,972, or, if subsequently determined to be different, the net capital gain of such year.

A total of 34.10% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $631,751,655 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $498,401,307 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 8%, 24%, 55%, and 53%; Class M designates 10%, 27%, 71%, and 65%; Class C designates 16%, 34%, 100%, and 100%; Balanced Fund designates 7%, 21%, 44%, and 44%; Class K designates 7%, 21%, 43%, and 43%; Class I designates 7%, 22%, 46%, and 46% and Class Z designates 7%, 21%, 42%, and 43% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 9.54%, 27.46%, 59.26%, and 56.84%; Class M designates 11.50%, 30.56%, 75.73%, and 69.35%; Class C designates 18.35%, 39.48%, 100%, and 100%; Balanced Fund designates 7.99%, 24.50%, 47.41%, and 47.50%; Class K designates 8.04%, 24.09%, 45.82%, and 45.93%; Class I designates 8.31%, 24.93%, 49.12%, and 48.84% and Class Z designates 7.79%, 23.99%, 45.44%, and 45.62% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.64%, 1.85%, 1.65%, and 1.59%; Class M designates 0.78%, 2.05%, 2.11%, and 1.94%; Class C designates 1.24%, 2.65%, 0%, and 0%; Balanced Fund designates 0.54%, 1.65%, 1.32%, and 1.33%; Class K designates 0.54%, 1.62%, 1.28%, and 1.28%; Class I designates 0.56%, 1.68%, 1.37%, and 1.36% and Class Z designates 0.53%, 1.61%, 1.27%, and 1.27% of the dividends distributed in October, December, April and July, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Balanced Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class generally determined by selecting the largest non-12b-1 class by asset total in a given fund category; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class (retail class), the Board considered the effective management fee rate for the retail class, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons of the retail class of the fund relative to the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.536127.130
BAL-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026